UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2019

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Palmer Square Income Plus Fund
(Ticker: PSYPX)

Palmer Square Ultra-Short Duration Investment Grade Fund
(Ticker: PSDSX)

SEMI-ANNUAL REPORT
December 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds, if you hold your shares directly with the Funds, or from your financial intermediary, such as a broker-dealer or bank, if you hold your shares through a financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold your shares directly with the Funds, you may elect to receive shareholder reports and other communications from the Funds electronically by contacting the Funds at (866) 933-9033 or, if you hold your shares through a financial intermediary, contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you hold your shares directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports at (866) 933-9033 or, if you hold your shares through a financial intermediary, contacting your financial intermediary. Your election to receive reports in paper will apply to all of the Investment Managers Series Trust’s Funds you hold directly or through your financial intermediary, as applicable.

Palmer Square Funds

Each a series of Investment Managers Series Trust

Table of Contents

Income Plus Fund
Schedule of Investments	1
Statement of Assets and Liabilities	26
Statement of Operations	27
Statements of Changes in Net Assets	28
Financial Highlights	29

Ultra-Short Duration Investment Grade Fund
Schedule of Investments	30
Statement of Assets and Liabilities	42
Statement of Operations	43
Statements of Changes in Net Assets	44
Financial Highlights	45

Notes to Financial Statements	46
Expense Examples	60

This report and the financial statements contained herein are provided for the general information of the shareholders of the Palmer Square Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.palmersquarefunds.com

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2019 (Unaudited)

Principal Amount		Value
	BANK LOANS — 8.8%
	Abe Investment Holdings, Inc.
$495,000	6.313% (3-Month USD Libor+450 basis points), 2/19/2026[1,2,3]	$497,166
	AECOM
2,792,330	3.549% (3-Month USD Libor+175 basis points), 3/13/2025[1,3]	2,801,754
	Alliant Holdings Intermediate LLC
1,424,641	4.702% (3-Month USD Libor+300 basis points), 5/10/2025[1,2,3]	1,427,540
	American Airlines, Inc.
1,237,375	3.542% (3-Month USD Libor+175 basis points), 6/27/2025[1,2,3]	1,241,241
	American Axle & Manufacturing, Inc.
1,464,537	0.000% (3-Month USD Libor+225 basis points), 4/6/2024[1,2,3]	1,468,198
	American Builders & Contractors Supply Co., Inc.
1,496,250	3.799% (1-Month USD Libor+200 basis points), 1/15/2027[1,2,3]	1,506,073
	AmWINS Group, Inc.
795,890	3.750% (3-Month USD Libor+275 basis points), 1/25/2024[1,2,3]	803,750
	Amynta Agency Borrower, Inc.
494,976	6.299% (3-Month USD Libor+450 basis points), 2/28/2025[1,2,3]	464,040
	Ancestry.com Operations, Inc.
895,500	6.050% (3-Month USD Libor+425 basis points), 8/27/2026[1,2,3]	882,909
	AppLovin Corp.
248,120	5.299% (3-Month USD Libor+350 basis points), 8/15/2025[1,3]	250,098
	Ascend Learning LLC
765,215	4.799% (3-Month USD Libor+300 basis points), 7/12/2024[1,2,3]	771,195
	Asurion LLC
225,000	8.299% (3-Month USD Libor+650 basis points), 8/4/2025[1,2,3]	228,291
	Avaya, Inc.
913,008	5.990% (3-Month USD Libor+425 basis points), 12/15/2024[1,2,3]	898,628
	Avolon TLB Borrower 1 U.S. LLC
795,090	3.515% (3-Month USD Libor+200 basis points), 1/15/2025[1,2,3]	801,053
	Axalta Coating Systems U.S. Holdings, Inc.
494,031	4.080% (3-Month USD Libor+175 basis points), 6/1/2024[1,2,3]	495,814
	BCP Raptor LLC
1,086,702	6.049% (3-Month USD Libor+425 basis points), 6/30/2024[1,2,3]	1,008,824
	Belron Finance U.S. LLC
980,000	4.144% (3-Month USD Libor+250 basis points), 11/7/2024[1,2,3]	985,312
	Caesars Resort Collection LLC
742,424	4.452% (3-Month USD Libor+275 basis points), 12/22/2024[1,2,3]	744,822
	California Resources Corp.
875,000	6.555% (3-Month USD Libor+475 basis points), 12/31/2022[1,2,3]	788,957
	CEOC LLC
1,446,736	3.702% (3-Month USD Libor+200 basis points), 10/6/2024[1,2,3]	1,458,621
	Citadel Securities LP
1,563,188	5.299% (3-Month USD Libor+350 basis points), 2/27/2026[1,2,3]	1,571,988
	ConvergeOne Holdings, Inc.
248,125	6.799% (3-Month USD Libor+500 basis points), 1/4/2026[1,2,3]	238,023

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2019 (Unaudited)

Principal Amount		Value
	BANK LOANS (Continued)
	Covia Holdings Corp.
$718,046	6.043% (3-Month USD Libor+375 basis points), 6/1/2025[1,2,3]	$557,441
	Dcert Buyer, Inc.
525,000	5.799% (3-Month USD Libor+400 basis points), 10/16/2026[1,2,3]	527,625
	Dell International LLC
863,518	3.800% (1-Month USD Libor+200 basis points), 9/19/2025[1,2,3]	870,647
	Ellie Mae, Inc.
498,750	5.945% (3-Month USD Libor+400 basis points), 4/17/2026[1,2,3]	502,805
	Emerald TopCo, Inc.
374,063	5.299% (1-Month USD Libor+350 basis points), 7/26/2026[1,2,3]	376,694
	Ensemble RCM LLC
274,313	5.659% (3-Month USD Libor+375 basis points), 8/1/2026[1,3]	276,884
	Envision Healthcare Corp.
1,425,600	5.549% (3-Month USD Libor+375 basis points), 10/10/2025[1,2,3]	1,223,044
	Flex Acquisition Co., Inc.
1,391,718	5.349% (3-Month USD Libor+325 basis points), 6/29/2025[1,2,3]	1,384,759
	GFL Environmental, Inc.
1,595,949	4.702% (3-Month USD Libor+300 basis points), 5/31/2025[1,2,3,4]	1,601,216
	GGP Nimbus LP
1,621,807	4.299% (3-Month USD Libor+250 basis points), 8/24/2025[1,2,3]	1,614,712
	Grifols Worldwide Operations USA, Inc.
1,000,000	0.000% (1-Month USD Libor+200 basis points), 11/15/2027[1,2,3]	1,009,740
	Grosvenor Capital Management Holdings LLLP
1,687,311	4.549% (3-Month USD Libor+275 basis points), 3/29/2025[1,2,3]	1,700,666
	Harbor Freight Tools USA, Inc.
498,727	4.299% (3-Month USD Libor+250 basis points), 8/16/2023[1,2,3]	497,605
	Helix Gen Funding LLC
500,000	5.549% (3-Month USD Libor+375 basis points), 6/3/2024[1,2,3]	494,235
	Hercules Merger Sub LLC
430,000	4.441% (1-Month USD Libor+275 basis points), 11/1/2026[1,2,3]	434,420
	Hyperion Insurance Group Ltd.
744,304	5.250% (3-Month USD Libor+350 basis points), 12/20/2024[1,2,3,4]	747,676
	Inmar, Inc.
1,336,294	5.945% (3-Month USD Libor+400 basis points), 5/1/2024[1,2,3]	1,279,502
	Jane Street Group LLC
992,462	4.799% (3-Month USD Libor+300 basis points), 8/25/2022[1,2,3]	994,323
	Janus International Group LLC
598,481	5.549% (1-Month USD Libor+375 basis points), 2/15/2025[1,2,3]	594,740
	Kestrel Bidco, Inc.
375,000	0.000% (3-Month USD Libor+300 basis points), 12/11/2026[1,2,3,4]	378,851
	KFC Holding Co.
1,237,406	3.495% (3-Month USD Libor+175 basis points), 4/3/2025[1,2,3]	1,243,209
	McAfee LLC
1,436,428	5.555% (3-Month USD Libor+375 basis points), 9/29/2024[1,2,3]	1,444,508

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2019 (Unaudited)

Principal Amount		Value
	BANK LOANS (Continued)
	Minotaur Acquisition, Inc.
$943,623	6.799% (3-Month USD Libor+500 basis points), 3/29/2026[1,2,3]	$931,828
	National Mentor Holdings, Inc.
616,853	5.800% (3-Month USD Libor+425 basis points), 3/8/2026[1,2,3]	622,867
29,240	5.800% (3-Month USD Libor+425 basis points), 3/8/2026[1,2,3]	29,525
	NeuStar, Inc.
1,364,688	6.299% (3-Month USD Libor+450 basis points), 8/8/2024[1,2,3]	1,302,137
	Nexstar Broadcasting, Inc.
870,000	4.452% (1-Month USD Libor+275 basis points), 9/19/2026[1,3]	876,081
	NFP Corp.
839,186	4.799% (3-Month USD Libor+300 basis points), 1/8/2024[1,2,3]	837,163
	ON Semiconductor Corp.
498,750	3.799% (1-Month USD Libor+200 basis points), 9/19/2026[1,2,3]	502,897
	Option Care Health, Inc.
870,000	6.299% (1-Month USD Libor+450 basis points), 8/6/2026[1,2,3]	867,642
	Peabody Energy Corp.
816,688	4.549% (3-Month USD Libor+275 basis points), 3/31/2025[1,2,3]	722,091
	Pike Corp.
293,235	5.050% (1-Month USD Libor+325 basis points), 7/24/2026[1,2,3]	295,282
	Project Alpha Intermediate Holding, Inc.
696,500	6.240% (3-Month USD Libor+425 basis points), 4/26/2024[1,2,3]	703,030
	Red Ventures, LLC
845,718	4.799% (3-Month USD Libor+300 basis points), 11/8/2024[1,2,3]	852,813
	Refinitiv U.S. Holdings, Inc.
1,492,462	5.049% (3-Month USD Libor+375 basis points), 10/1/2025[1,2,3]	1,507,014
	Select Medical Corp.
1,248,376	4.850% (3-Month USD Libor+250 basis points), 3/6/2025[1,3]	1,252,671
	Shift4 Payments LLC
719,494	0.000% (3-Month USD Libor+450 basis points), 11/30/2024[1,2,3]	723,541
	Sinclair Television Group, Inc.
1,234,097	4.050% (3-Month USD Libor+225 basis points), 1/3/2024[1,2,3]	1,234,097
	Travelport Finance Luxembourg Sarl
498,750	6.945% (3-Month USD Libor+500 basis points), 5/30/2026[1,2,3,4]	467,827
	U.S. Silica Co.
713,892	5.813% (3-Month USD Libor+400 basis points), 5/1/2025[1,3]	634,854
	VVC Holding Corp.
570,688	6.681% (3-Month USD Libor+450 basis points), 2/11/2026[1,2,3]	574,491
	WaterBridge Midstream Operating LLC
897,750	7.834% (3-Month USD Libor+575 basis points), 6/21/2026[1,2,3]	885,406
	WEX, Inc.
1,488,750	4.049% (3-Month USD Libor+225 basis points), 5/17/2026[1,2,3]	1,500,385

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2019 (Unaudited)

Principal Amount		Value
	BANK LOANS (Continued)
	Whatabrands LLC
$234,413	4.944% (3-Month USD Libor+325 basis points), 8/2/2026[1,2,3]	$236,045
	TOTAL BANK LOANS
	(Cost $58,623,901)	58,649,286
	BONDS — 77.2%
	ASSET-BACKED SECURITIES — 43.9%
	AIMCO CLO Series
1,000,000	Series 2015-AA, Class DR, 4.451% (3-Month USD Libor+245 basis points), 1/15/2028[2,3,5]	983,267
	Ally Auto Receivables Trust
1,622,451	Series 2017-3, Class A3, 1.740%, 9/15/2021[2]	1,621,469
694,946	Series 2017-4, Class A3, 1.750%, 12/15/2021[2]	694,474
6,800,000	Series 2019-4, Class A2, 1.930%, 10/17/2022[2]	6,798,674
775,000	Series 2019-3, Class A2, 2.060%, 10/17/2022[2]	775,844
	Annisa CLO Ltd.
2,000,000	Series 2016-2A, Class DR, 4.966% (3-Month USD Libor+300 basis points), 7/20/2031[2,3,5]	1,961,253
1,000,000	Series 2016-2A, Class ER, 7.966% (3-Month USD Libor+600 basis points), 7/20/2031[2,3,5]	973,611
	Apidos CLO
1,000,000	Series 2015-22X, Class E, 9.216% (3-Month USD Libor+725 basis points), 10/20/2027[2,3]	896,882
1,000,000	Series 2016-24A, Class CR, 5.016% (3-Month USD Libor+305 basis points), 10/20/2030[2,3,5]	980,658
2,163,675	Series 2018-18A, Class E, 7.653% (3-Month USD Libor+570 basis points), 10/22/2030[2,3,5]	2,070,392
1,000,000	Series 2017-28A, Class D, 7.466% (3-Month USD Libor+550 basis points), 1/20/2031[2,3,5]	950,607
925,000	Series 2013-12A, Class DR, 4.601% (3-Month USD Libor+260 basis points), 4/15/2031[2,3,5]	886,778
1,500,000	Series 2013-12A, Class ER, 7.401% (3-Month USD Libor+540 basis points), 4/15/2031[2,3,5]	1,401,516
500,000	Series 2013-15A, Class DRR, 4.666% (3-Month USD Libor+270 basis points), 4/20/2031[2,3,5]	484,832
750,000	Series 2013-15A, Class ERR, 7.666% (3-Month USD Libor+570 basis points), 4/20/2031[2,3,5]	720,928
	Ascentium Equipment Receivables
127,192	Series 2019-1A, Class A1, 2.659%, 4/10/2020[2,5]	127,215
	Avery Point CLO Ltd.
500,000	Series 2015-7A, Class E, 8.601% (3-Month USD Libor+660 basis points), 1/15/2028[2,3,5]	501,351

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Bardot CLO Ltd.
$3,000,000	Series 2019-2A, Class D, 5.666% (3-Month USD Libor+380 basis points), 10/22/2032[2,3,5]	$2,999,950
2,000,000	Series 2019-2A, Class E, 8.816% (3-Month USD Libor+695 basis points), 10/22/2032[2,3,5]	2,003,388
	Barings CLO Ltd.
1,575,000	Series 2013-IA, Class DR, 4.516% (3-Month USD Libor+255 basis points), 1/20/2028[2,3,5]	1,542,760
1,000,000	Series 2013-IA, Class ER, 7.166% (3-Month USD Libor+520 basis points), 1/20/2028[2,3,5]	982,610
1,750,000	Series 2017-1A, Class E, 8.003% (3-Month USD Libor+600 basis points), 7/18/2029[2,3,5]	1,723,267
1,000,000	Series 2018-2A, Class C, 4.701% (3-Month USD Libor+270 basis points), 4/15/2030[2,3,5]	963,215
1,000,000	Series 2019-3A, Class E, 8.746% (3-Month USD Libor+678 basis points), 4/20/2031[2,3,5]	1,001,106
	Battalion CLO Ltd.
1,250,000	Series 2016-10A, Class CR, 5.386% (3-Month USD Libor+345 basis points), 1/24/2029[2,3,5]	1,250,186
750,000	Series 2019-16A, Class D, 6.263% (3-Month USD Libor+436 basis points), 12/19/2032[2,3,5]	750,523
	Bear Stearns ARM Trust
88,104	Series 2004-3, Class 1A3, 4.344%, 7/25/2034[2,6]	85,437
	Benefit Street Partners CLO Ltd.
2,625,000	Series 2014-IVA, Class A1RR, 3.216% (3-Month USD LIBOR+125 basis points), 1/20/2029[2,3,5]	2,628,478
1,610,000	Series 2014-IVA, Class CRR, 5.766% (3-Month USD Libor+380 basis points), 1/20/2029[2,3,5]	1,605,648
450,000	Series 2013-IIIA, Class DR, 8.566% (3-Month USD Libor+660 basis points), 7/20/2029[2,3,5]	402,726
2,100,000	Series 2015-VIA, Class CR, 5.453% (3-Month USD Libor+345 basis points), 10/18/2029[2,3,5]	2,101,255
1,000,000	Series 2017-12A, Class C, 5.051% (3-Month USD Libor+305 basis points), 10/15/2030[2,3,5]	977,058
1,000,000	Series 2017-12A, Class D, 8.411% (3-Month USD Libor+641 basis points), 10/15/2030[2,3,5]	965,066
350,000	Series 2015-8A, Class DR, 7.566% (3-Month USD Libor+560 basis points), 1/20/2031[2,3,5]	321,453
500,000	Series 2018-5BA, Class C, 4.896% (3-Month USD Libor+293 basis points), 4/20/2031[2,3,5]	472,375
500,000	Series 2018-5BA, Class D, 7.916% (3-Month USD Libor+595 basis points), 4/20/2031[2,3,5]	473,038

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	BlueMountain CLO Ltd.
$750,000	Series 2013-1A, Class DR, 9.466% (3-Month USD Libor+750 basis points), 1/20/2029[2,3,5]	$693,632
875,000	Series 2019-25A, Class E, 8.986% (3-Month USD Libor+670 basis points), 7/15/2032[2,3,5]	875,173
1,500,000	Series 2016-2A, Class C1R, 5.899% (3-Month USD Libor+400 basis points), 8/20/2032[2,3,5]	1,502,875
	BMW Vehicle Lease Trust
1,661,712	Series 2017-2, Class A3, 2.070%, 10/20/2020[2]	1,663,784
2,291,084	Series 2019-1, Class A2, 2.790%, 3/22/2021[2]	2,297,433
	BMW Vehicle Owner Trust
1,700,000	Series 2019-A, Class A2, 2.050%, 5/25/2022[2]	1,701,340
	Bunker Hill Loan Depositary Trust
2,741,098	Series 2019-2, Class A1, 2.879%, 7/25/2049[2,5,7]	2,754,074
	Burnham Park Clo Ltd.
1,000,000	Series 2016-1A, Class AR, 3.116% (3-Month USD Libor+115 basis points), 10/20/2029[2,3,5]	1,000,455
	California Street CLO LP
500,000	Series 2012-9A, Class D1R2, 5.981% (3-Month USD Libor+370 basis points), 7/16/2032[2,3,5]	500,927
	Capital One Prime Auto Receivables Trust
4,437,475	Series 2019-1, Class A2, 2.580%, 4/15/2022[2]	4,456,117
2,700,000	Series 2019-2, Class A2, 2.060%, 9/15/2022[2]	2,702,192
	Carbone Clo Ltd.
1,000,000	Series 2017-1A, Class C, 4.566% (3-Month USD Libor+260 basis points), 1/20/2031[2,3,5]	959,205
	Carlyle Global Market Strategies CLO Ltd.
600,000	Series 2015-2A, Class CR, 4.186% (3-Month USD Libor+225 basis points), 4/27/2027[2,3,5]	590,231
2,425,000	Series 2015-4A, Class DR, 8.666% (3-Month USD Libor+670 basis points), 7/20/2032[2,3,5]	2,287,074
	CarMax Auto Owner Trust
1,183,185	Series 2016-4, Class A3, 1.400%, 8/15/2021[2]	1,181,318
553,510	Series 2018-3, Class A2B, 1.940% (1-Month USD Libor+20 basis points), 10/15/2021[2,3]	553,626
1,796,947	Series 2018-4, Class A2A, 3.110%, 2/15/2022[2]	1,804,128
1,130,031	Series 2017-3, Class A3, 1.970%, 4/15/2022[2]	1,130,179
	Carvana Auto Receivables Trust
1,000,000	Series 2019-4A, Class A1, 1.947%, 12/15/2020[2,5]	999,938
1,033,434	Series 2019-1A, Class A2, 3.010%, 10/15/2021[2,5]	1,035,188
2,496,198	Series 2019-2A, Class A2, 2.600%, 1/18/2022[2,5]	2,500,010
1,000,000	Series 2019-4A, Class A2, 2.200%, 7/15/2022[2,5]	999,942

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Catamaran CLO Ltd.
$1,825,000	Series 2014-2A, Class C, 5.503% (3-Month USD Libor+350 basis points), 10/18/2026[2,3,5]	$1,825,017
	CIFC Funding Ltd.
750,000	Series 2012-2RA, Class A1, 2.766% (3-Month USD Libor+80 basis points), 1/20/2028[2,3,5]	747,542
	Citigroup Mortgage Loan Trust
1,144,444	Series 2019-IMC1, Class A1, 2.720%, 7/25/2049[2,5,6]	1,148,391
682,265	Series 2019-IMC1, Class A3, 3.030%, 7/25/2049[2,5,6]	684,634
	CNH Equipment Trust
289,800	Series 2018-A, Class A2, 2.780%, 8/16/2021[2]	290,305
367,641	Series 2018-B, Class A2, 2.930%, 12/15/2021[2]	368,428
1,250,000	Series 2019-B, Class A2, 2.550%, 9/15/2022[2]	1,254,563
	COLT Mortgage Loan Trust
1,705,392	Series 2018-2, Class A1, 3.470%, 7/27/2048[2,5,6]	1,713,833
509,614	Series 2019-3, Class A1, 2.764%, 8/25/2049[2,5,6]	510,194
	Cumberland Park CLO Ltd.
1,000,000	Series 2015-2A, Class ER, 7.616% (3-Month USD Libor+565 basis points), 7/20/2028[2,3,5]	993,220
	Dell Equipment Finance Trust
494,159	Series 2018-1, Class A2B, 2.085% (1-Month USD LIBOR+30 basis points), 10/22/2020[2,3,5]	494,607
	DLL LLC
3,863,082	Series 2019-MT3, Class A1, 2.062%, 10/20/2020[2,5]	3,862,661
357,614	Series 2018-ST2, Class A2, 3.140%, 10/20/2020[2,5]	357,901
	Dryden CLO Ltd.
375,000	Series 2018-64A, Class F, 9.153% (3-Month USD Libor+715 basis points), 4/18/2031[2,3,5]	311,482
1,000,000	Series 2018-57A, Class D, 4.460% (3-Month USD Libor+255 basis points), 5/15/2031[2,3,5]	949,040
2,500,000	Series 2019-72A, Class D, 5.610% (3-Month USD Libor+370 basis points), 5/15/2032[2,3,5]	2,504,020
	Dryden Senior Loan Fund
1,505,000	Series 2012-25A, Class DRR, 4.986% (3-Month USD Libor+300 basis points), 10/15/2027[2,3,5]	1,498,505
1,500,000	Series 2014-36A, Class DR2, 5.701% (3-Month USD Libor+370 basis points), 4/15/2029[2,3,5]	1,499,451
1,500,000	Series 2016-43A, Class ERR, 8.666% (3-Month USD Libor+670 basis points), 7/20/2029[2,3,5]	1,504,593
1,100,000	Series 2017-54A, Class E, 8.166% (3-Month USD Libor+620 basis points), 10/19/2029[2,3,5]	1,092,478

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$1,000,000	Series 2015-38A, Class ER, 7.601% (3-Month USD Libor+560 basis points), 7/15/2030[2,3,5]	$936,634
875,000	Series 2017-50A, Class E, 8.261% (3-Month USD Libor+626 basis points), 7/15/2030[2,3,5]	873,283
1,000,000	Series 2016-45A, Class DR, 5.151% (3-Month USD Libor+315 basis points), 10/15/2030[2,3,5]	987,500
775,000	Series 2016-45A, Class ER, 7.851% (3-Month USD Libor+585 basis points), 10/15/2030[2,3,5]	746,806
1,000,000	Series 2015-41A, Class DR, 4.586% (3-Month USD Libor+260 basis points), 4/15/2031[2,3,5]	961,296
1,000,000	Series 2015-41A, Class ER, 7.286% (3-Month USD Libor+530 basis points), 4/15/2031[2,3,5]	902,236
1,125,000	Series 2015-40A, Class DR, 5.010% (3-Month USD Libor+310 basis points), 8/15/2031[2,3,5]	1,113,582
	Eaton Vance CLO Ltd.
1,500,000	Series 2015-1A, Class DR, 4.466% (3-Month USD Libor+250 basis points), 1/20/2030[2,3,5]	1,434,433
800,000	Series 2015-1A, Class ER, 7.566% (3-Month USD Libor+560 basis points), 1/20/2030[2,3,5]	764,724
1,000,000	Series 2014-1RA, Class D, 5.051% (3-Month USD Libor+305 basis points), 7/15/2030[2,3,5]	977,908
250,000	Series 2014-1RA, Class E, 7.701% (3-Month USD Libor+570 basis points), 7/15/2030[2,3,5]	240,854
1,000,000	Series 2018-1A, Class D, 5.201% (3-Month USD Libor+320 basis points), 10/15/2030[2,3,5]	991,159
1,000,000	Series 2019-1A, Class E, 8.751% (3-Month USD Libor+675 basis points), 4/15/2031[2,3,5]	1,003,379
	Engs Commercial Finance Trust
872,081	Series 2016-1A, Class A2, 2.630%, 2/22/2022[2,5]	872,578
	FDIC Guaranteed Notes Trust
439,117	Series 2010-S4, Class A, 2.424% (1-Month USD LIBOR+72 basis points), 12/4/2020[2,3,5]	439,710
	Finance of America Structured Securities Trust
624,596	Series 2019-HB1, Class A, 3.279%, 4/25/2029[2,5,6]	629,156
	Ford Credit Auto Lease Trust
336,768	Series 2018-B, Class A2B, 1.900% (1-Month USD LIBOR+16 basis points), 4/15/2021[2,3]	336,745
208,004	Series 2018-B, Class A2A, 2.930%, 4/15/2021[2]	208,171
	Ford Credit Auto Owner Trust
399,844	Series 2016-C, Class A3, 1.220%, 3/15/2021[2]	399,578
821,972	Series 2018-B, Class A2A, 2.960%, 9/15/2021[2]	824,202

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Galaxy CLO Ltd.
$500,000	Series 2017-23A, Class D, 5.416% (3-Month USD Libor+348 basis points), 4/24/2029[2,3,5]	$499,249
	GM Financial Automobile Leasing Trust
44,020	Series 2018-3, Class A2B, 1.935% (1-Month USD LIBOR+17 basis points), 9/21/2020[2,3]	44,022
29,324	Series 2018-3, Class A2A, 2.890%, 9/21/2020[2]	29,335
2,193,607	Series 2019-1, Class A2A, 2.910%, 4/20/2021[2]	2,200,416
2,628,854	Series 2019-2, Class A2A, 2.670%, 6/21/2021[2]	2,635,831
3,175,000	Series 2019-4, Class A2A, 1.840%, 11/16/2022[2]	3,174,514
	GM Financial Consumer Automobile Receivables Trust
383,464	Series 2018-2, Class A2A, 2.550%, 5/17/2021[2]	383,663
237,614	Series 2017-1A, Class A3, 1.780%, 10/18/2021[2,5]	237,497
307,256	Series 2018-4, Class A2, 2.930%, 11/16/2021[2]	307,817
2,026,605	Series 2017-3A, Class A3, 1.970%, 5/16/2022[2,5]	2,027,144
	Greenwood Park CLO Ltd.
1,900,000	Series 2018-1A, Class D, 4.501% (3-Month USD Libor+250 basis points), 4/15/2031[2,3,5]	1,806,574
	GS Mortgage-Backed Securities Trust
2,409,393	Series 2019-SL1, Class A1, 2.625%, 1/25/2059[2,5,6]	2,395,477
	Hertz Fleet Lease Funding LP
455,000	Series 2017-1, Class B, 2.880%, 4/10/2031[2,5]	455,862
	Highbridge Loan Management Ltd.
1,875,000	Series 7A-2015, Class BR, 3.090% (3-Month USD Libor+118 basis points), 3/15/2027[2,3,5]	1,846,809
1,500,000	Series 7A-2015, Class DR, 4.310% (3-Month USD Libor+240 basis points), 3/15/2027[2,3,5]	1,460,769
1,150,000	Series 2013-2A, Class DR, 8.566% (3-Month USD Libor+660 basis points), 10/20/2029[2,3,5]	1,135,494
1,000,000	Series 5A-2015, Class DRR, 5.151% (3-Month USD Libor+315 basis points), 10/15/2030[2,3,5]	952,135
1,375,000	Series 5A-2015, Class ERR, 8.001% (3-Month USD Libor+600 basis points), 10/15/2030[2,3,5]	1,278,409
1,000,000	Series 6A-2015, Class CR, 4.391% (3-Month USD Libor+250 basis points), 2/5/2031[2,3,5]	927,430
	Home Partners of America Trust
600,000	Series 2017-1, Class C, 3.287% (1-Month USD Libor+155 basis points), 7/17/2034[3,5]	601,132
	Honda Auto Receivables Owner Trust
139,421	Series 2016-4, Class A3, 1.210%, 12/18/2020[2]	139,314
366,434	Series 2018-3, Class A2, 2.670%, 12/21/2020[2]	366,748
3,060,403	Series 2019-1, Class A2, 2.750%, 9/20/2021[2]	3,072,378

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	HPS Loan Management Ltd.
$500,000	Series 10A-16, Class C, 5.616% (3-Month USD Libor+365 basis points), 1/20/2028[2,3,5]	$492,227
875,000	Series 15A-19, Class E, 8.766% (3-Month USD Libor+660 basis points), 7/22/2032[2,3,5]	870,582
	Jamestown CLO Ltd.
2,000,000	Series 2016-9A, Class C1R, 6.066% (3-Month USD Libor+410 basis points), 10/20/2028[2,3,5]	2,007,859
1,750,000	Series 2019-14A, Class C1, 5.761% (3-Month USD Libor+385 basis points), 10/20/2032[2,3,5]	1,747,805
	LCM LP
2,250,000	Series 21A, Class DR, 4.766% (3-Month USD Libor+280 basis points), 4/20/2028[2,3,5]	2,208,961
1,000,000	Series 14A, Class DR, 4.716% (3-Month USD Libor+275 basis points), 7/20/2031[2,3,5]	937,198
	Madison Park Funding Ltd.
825,000	Series 2015-19A, Class CR, 4.103% (3-Month USD Libor+215 basis points), 1/22/2028[2,3,5]	804,356
2,000,000	Series 2015-19A, Class DR, 6.303% (3-Month USD Libor+435 basis points), 1/22/2028[2,3,5]	1,855,681
1,000,000	Series 2018-27A, Class C, 4.566% (3-Month USD Libor+260 basis points), 4/20/2030[2,3,5]	957,721
1,250,000	Series 2014-14A, Class DRR, 4.903% (3-Month USD Libor+295 basis points), 10/22/2030[2,3,5]	1,222,090
2,000,000	Series 2016-21A, Class C2R, 7.660% (3-Month USD Libor+572 basis points), 10/15/2032[2,3,5]	2,003,303
	Magnetite Ltd.
1,000,000	Series 2015-16A, Class C1R, 3.603% (3-Month USD Libor+160 basis points), 1/18/2028[2,3,5]	990,065
2,500,000	Series 2019-21A, Class A, 3.246% (3-Month USD Libor+128 basis points), 4/20/2030[2,3,5]	2,503,458
1,250,000	Series 2019-22A, Class D, 5.651% (3-Month USD Libor+365 basis points), 4/15/2031[2,3,5]	1,254,137
500,000	Series 2019-22A, Class E, 8.751% (3-Month USD Libor+675 basis points), 4/15/2031[2,3,5]	500,991
250,000	Series 2015-12A, Class DR, 5.001% (3-Month USD Libor+300 basis points), 10/15/2031[2,3,5]	245,281
750,000	Series 2015-12A, Class ER, 7.681% (3-Month USD Libor+568 basis points), 10/15/2031[2,3,5]	716,455
1,500,000	Series 2019-24A, Class E, 8.857% (3-Month USD Libor+695 basis points), 1/15/2033[2,3,5]	1,503,509
	Mercedes-Benz Auto Lease Trust
872,451	Series 2019-A, Class A2, 3.010%, 2/16/2021[2]	874,142

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Milos CLO Ltd.
$1,500,000	Series 2017-1A, Class D, 5.366% (3-Month USD Libor+340 basis points), 10/20/2030[2,3,5]	$1,498,236
500,000	Series 2017-1A, Class E, 8.266% (3-Month USD Libor+630 basis points), 10/20/2030[2,3,5]	492,512
	MMAF Equipment Finance LLC
2,430,595	Series 2019-B, Class A1, 2.125%, 10/9/2020[2,5]	2,434,622
582,727	Series 2014-AA, Class A4, 1.590%, 2/8/2022[2,5]	582,152
	Mountain View Clo Ltd.
2,000,000	Series 2019-2A, Class C1, 0.000% (3-Month USD Libor+310 basis points), 1/15/2033[2,3,5,8]	2,000,000
750,000	Series 2019-2A, Class D, 0.000% (3-Month USD Libor+437 basis points), 1/15/2033[2,3,5,8]	742,500
	Nationstar HECM Loan Trust
985,877	Series 2018-3A, Class A, 3.555%, 11/25/2028[2,5,6]	995,184
898,745	Series 2019-1A, Class A, 2.651%, 6/25/2029[2,5,6]	900,253
1,500,000	Series 2019-1A, Class M1, 2.664%, 6/25/2029[2,5,6]	1,506,088
1,901,407	Series 2019-2A, Class A, 2.272%, 11/25/2029[2,5,6]	1,905,714
	Neuberger Berman CLO Ltd.
1,875,000	Series 2016-21A, Class DR, 4.366% (3-Month USD Libor+240 basis points), 4/20/2027[2,3,5]	1,827,542
1,375,000	Series 2015-20A, Class DR, 4.401% (3-Month USD Libor+240 basis points), 1/15/2028[2,3,5]	1,347,266
2,150,000	Series 2017-16SA, Class D, 4.501% (3-Month USD Libor+250 basis points), 1/15/2028[2,3,5]	2,102,999
500,000	Series 2017-16SA, Class E, 7.401% (3-Month USD Libor+540 basis points), 1/15/2028[2,3,5]	493,560
500,000	Series 2014-17A, Class ER, 8.503% (3-Month USD Libor+655 basis points), 4/22/2029[2,3,5]	496,764
925,000	Series 2014-18A, Class CR2, 4.966% (3-Month USD Libor+300 basis points), 10/21/2030[2,3,5]	896,159
	Neuberger Berman Loan Advisers CLO Ltd.
1,500,000	Series 2018-27A, Class D, 4.601% (3-Month USD Libor+260 basis points), 1/15/2030[2,3,5]	1,429,444
1,000,000	Series 2018-27A, Class E, 7.201% (3-Month USD Libor+520 basis points), 1/15/2030[2,3,5]	935,170
500,000	Series 2019-31A, Class E, 8.716% (3-Month USD Libor+675 basis points), 4/20/2031[2,3,5]	501,208
1,000,000	Series 2018-29A, Class E, 7.566% (3-Month USD Libor+560 basis points), 10/19/2031[2,3,5]	941,363
	New Residential Mortgage Loan Trust
1,481,012	Series 2019-NQM2, Class A1, 3.600%, 4/25/2049[2,5,6]	1,495,510

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$2,085,759	Series 2019-2A, Class A1, 4.250%, 12/25/2057[2,5,6]	$2,185,744
1,813,441	Series 2019-NQM4, Class A1, 2.492%, 9/25/2059[2,5,6]	1,809,036
	Nissan Auto Receivables Owner Trust
164,278	Series 2016-C, Class A3, 1.180%, 1/15/2021[2]	164,183
964,119	Series 2017-A, Class A3, 1.740%, 8/16/2021[2]	964,708
	OBX Trust
4,778,485	Series 2018-EXP1, Class 2A1, 2.642% (1-Month USD Libor+85 basis points), 4/25/2048[2,3,5]	4,788,691
795,580	Series 2019-EXP1, Class 2A1A, 2.742% (1-Month USD Libor+95 basis points), 1/25/2059[2,3,5]	796,465
763,787	Series 2019-EXP2, Class 2A1A, 2.692% (1-Month USD LIBOR+90 basis points), 6/25/2059[2,3,5]	765,695
	Octagon Investment Partners Ltd.
1,000,000	Series 2015-1A, Class DR, 4.551% (3-Month USD LIBOR+255 basis points), 7/15/2027[2,3,5]	983,184
	Oscar U.S. Funding LLC
45,771	Series 2019-2A, Class A1, 2.369%, 8/10/2020[2,5]	45,771
900,000	Series 2019-2A, Class A2, 2.490%, 8/10/2022[2,5]	902,074
	OZLM Ltd.
2,125,000	Series 2015-14A, Class CR, 5.001% (3-Month USD Libor+300 basis points), 1/15/2029[2,3,5]	2,066,508
1,750,000	Series 2019-24A, Class C1, 6.206% (3-Month USD Libor+405 basis points), 7/20/2032[2,3,5]	1,752,722
	RMF Buyout Issuance Trust
1,606,761	Series 2019-1, Class A, 2.475%, 7/25/2029[2,5,6]	1,611,172
2,600,000	Series 2019-1, Class M1, 2.521%, 7/25/2029[2,5,6]	2,606,534
	Rockford Tower CLO Ltd.
750,000	Series 2017-1A, Class E, 7.401% (3-Month USD Libor+540 basis points), 4/15/2029[2,3,5]	712,204
1,500,000	Series 2018-1A, Class D, 4.899% (3-Month USD Libor+300 basis points), 5/20/2031[2,3,5]	1,468,903
1,000,000	Series 2018-1A, Class E, 7.749% (3-Month USD Libor+585 basis points), 5/20/2031[2,3,5]	936,254
2,000,000	Series 2019-1A, Class E, 8.326% (3-Month USD Libor+636 basis points), 4/20/2032[2,3,5]	1,928,977
	Starwood Mortgage Residential Trust
2,005,661	Series 2019-1, Class A1, 2.941%, 6/25/2049[2,5,6]	2,009,614
	TCI-Flatiron CLO Ltd.
1,000,000	Series 2018-1A, Class E, 8.528% (3-Month USD Libor+660 basis points), 1/29/2032[2,3,5]	995,229
	Tesla Auto Lease Trust
4,078,469	Series 2019-A, Class A1, 2.005%, 12/18/2020[2,5]	4,079,362

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$2,435,000	Series 2019-A, Class A2, 2.130%, 4/20/2022[2,5]	$2,434,606
	Thayer Park CLO Ltd.
1,000,000	Series 2017-1A, Class D, 8.066% (3-Month USD Libor+610 basis points), 4/20/2029[2,3,5]	1,002,970
	Towd Point HE Trust
1,791,273	Series 2019-HE1, Class A1, 2.692% (1-Month USD LIBOR+90 basis points), 4/25/2048[2,3,5]	1,794,038
	Upland CLO Ltd.
1,000,000	Series 2016-1A, Class CR, 4.866% (3-Month USD Libor+290 basis points), 4/20/2031[2,3,5]	980,563
	Verde CLO Ltd.
1,000,000	Series 2019-1A, Class E, 8.901% (3-Month USD Libor+690 basis points), 4/15/2032[2,3,5]	992,109
	Verizon Owner Trust
153,689	Series 2016-2A, Class A, 1.680%, 5/20/2021[2,5]	153,659
4,088,839	Series 2017-2A, Class A, 1.920%, 12/20/2021[2,5]	4,088,512
2,748,718	Series 2017-3A, Class A1A, 2.060%, 4/20/2022[2,5]	2,753,059
	Verus Securitization Trust
1,542,059	Series 2019-INV1, Class A1, 3.402%, 12/25/2059[2,5,6]	1,554,654
	Voya CLO Ltd.
2,000,000	Series 2015-2A, Class DR, 4.884% (3-Month USD Libor+295 basis points), 7/23/2027[2,3,5]	1,977,705
2,000,000	Series 2015-1A, Class CR, 4.353% (3-Month USD Libor+235 basis points), 1/18/2029[2,3,5]	1,886,876
1,600,000	Series 2017-2A, Class D, 8.021% (3-Month USD Libor+602 basis points), 6/7/2030[2,3,5]	1,572,554
750,000	Series 2013-1A, Class CR, 4.951% (3-Month USD Libor+295 basis points), 10/15/2030[2,3,5]	727,220
1,000,000	Series 2013-1A, Class DR, 8.481% (3-Month USD Libor+648 basis points), 10/15/2030[2,3,5]	960,928
1,000,000	Series 2016-1A, Class DR, 7.216% (3-Month USD Libor+525 basis points), 1/20/2031[2,3,5]	901,642
750,000	Series 2018-1A, Class C, 4.566% (3-Month USD Libor+260 basis points), 4/19/2031[2,3,5]	718,481
1,000,000	Series 2013-2A, Class CR, 4.690% (3-Month USD Libor+275 basis points), 4/25/2031[2,3,5]	950,997
675,000	Series 2018-2A, Class E, 7.251% (3-Month USD Libor+525 basis points), 7/15/2031[2,3,5]	631,491
500,000	Series 2018-3A, Class D, 5.001% (3-Month USD Libor+300 basis points), 10/15/2031[2,3,5]	488,067
1,000,000	Series 2018-4A, Class D, 5.601% (3-Month USD Libor+360 basis points), 1/15/2032[2,3,5]	1,002,404

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$2,000,000	Series 2018-4A, Class E, 8.301% (3-Month USD Libor+630 basis points), 1/15/2032[2,3,5]	$2,003,442
	West CLO Ltd.
943,795	Series 2014-2A, Class A1BR, 2.724%, 1/16/2027[2,5]	945,167
1,000,000	Series 2014-2A, Class CR, 4.651% (3-Month USD Libor+265 basis points), 1/16/2027[2,3,5]	992,213
	Westcott Park CLO Ltd.
2,000,000	Series 2016-1A, Class DR, 5.216% (3-Month USD Libor+325 basis points), 7/20/2028[2,3,5]	1,999,696
	World Omni Auto Receivables Trust
271,284	Series 2016-A, Class A3, 1.770%, 9/15/2021[2]	271,196
273,162	Series 2018-D, Class A2A, 3.010%, 4/15/2022[2]	273,966
4,800,000	Series 2016-A, Class A4, 1.950%, 5/16/2022[2]	4,798,075
1,685,972	Series 2019-B, Class A2, 2.630%, 6/15/2022[2]	1,691,227
3,280,737	Series 2017-A, Class A3, 1.930%, 9/15/2022[2]	3,279,596
	World Omni Automobile Lease Securitization Trust
171,925	Series 2019-B, Class A1, 2.151%, 8/17/2020[2]	171,942
864,420	Series 2018-B, Class A2B, 1.920% (1-Month USD LIBOR+18 basis points), 6/15/2021[2,3]	864,291
1,183,138	Series 2018-B, Class A2A, 2.960%, 6/15/2021[2]	1,187,121
1,650,000	Series 2019-B, Class A2A, 2.050%, 7/15/2022[2]	1,650,591
	York CLO Ltd.
2,000,000	Series 2016-1A, Class AR, 3.216% (3-Month USD Libor+125 basis points), 10/20/2029[2,3,5]	2,001,438
1,250,000	Series 2016-1A, Class DR, 5.566% (3-Month USD Libor+360 basis points), 10/20/2029[2,3,5]	1,255,214
1,000,000	Series 2016-1A, Class ER, 8.366% (3-Month USD Libor+640 basis points), 10/20/2029[2,3,5]	981,258
1,500,000	Series 2014-1A, Class DRR, 4.963% (3-Month USD Libor+301 basis points), 10/22/2029[2,3,5]	1,472,960
2,127,000	Series 2015-1A, Class DR, 4.553% (3-Month USD Libor+260 basis points), 1/22/2031[2,3,5]	2,026,802
1,375,000	Series 2018-1A, Class D, 5.303% (3-Month USD Libor+335 basis points), 10/22/2031[2,3,5]	1,377,229
1,000,000	Series 2018-1A, Class E, 7.963% (3-Month USD Libor+601 basis points), 10/22/2031[2,3,5]	962,549
2,000,000	Series 2019-1A, Class D, 6.166% (3-Month USD Libor+400 basis points), 7/22/2032[2,3,5]	2,002,588
500,000	Series 2019-2A, Class E, 0.000% (3-Month USD Libor+694 basis points), 1/22/2033[2,3,5]	490,000
	TOTAL ASSET-BACKED SECURITIES
	(Cost $289,911,071)	290,565,142

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.1%
	280 Park Avenue Mortgage Trust
$2,000,000	Series 2017-280P, Class B, 2.820% (1-Month USD Libor+108 basis points), 9/15/2034[2,3,5]	$2,000,810
	BBCMS Mortgage Trust
3,300,000	Series 2019-BWAY, Class A, 2.696% (1-Month USD Libor+95.6 basis points), 11/25/2034[3,5]	3,287,615
2,000,000	Series 2017-DELC, Class A, 2.590% (1-Month USD Libor+85 basis points), 8/15/2036[3,5]	1,995,570
1,875,000	Series 2018-TALL, Class A, 2.462% (1-Month USD Libor+72.2 basis points), 3/15/2037[3,5]	1,868,194
1,000,000	Series 2018-TALL, Class B, 2.711% (1-Month USD Libor+97.1 basis points), 3/15/2037[3,5]	996,119
	BF Mortgage Trust
650,000	Series 2019-NYT, Class A, 2.940% (1-Month USD Libor+120 basis points), 11/15/2035[3,5]	652,745
	BX Commercial Mortgage Trust
3,150,000	Series 2019-XL, Class B, 2.820% (1-Month USD Libor+108 basis points), 10/15/2036[3,5]	3,157,780
	CHC Commercial Mortgage Trust
5,625,000	Series 2019-CHC, Class A, 2.860% (1-Month USD Libor+112 basis points), 6/15/2034[3,5]	5,624,466
3,825,000	Series 2019-CHC, Class D, 3.790% (1-Month USD Libor+205 basis points), 6/15/2034[3,5]	3,829,988
	Citigroup Commercial Mortgage Trust
1,200,000	Series 2018-TBR, Class A, 2.570% (1-Month USD LIBOR+83 basis points), 12/15/2036[2,3,5]	1,196,072
2,000,000	Series 2019-SST2, Class A, 2.660% (1-Month USD LIBOR+92 basis points), 12/15/2036[2,3,5]	1,996,978
750,000	Series 2018-TBR, Class B, 2.890% (1-Month USD Libor+115 basis points), 12/15/2036[2,3,5]	748,460
	CORE Mortgage Trust
2,210,000	Series 2019-CORE, Class A, 2.620% (1-Month USD Libor+88 basis points), 12/15/2031[3,5]	2,209,428
1,100,000	Series 2019-CORE, Class B, 2.840% (1-Month USD Libor+110 basis points), 12/15/2031[3,5]	1,099,739
	Credit Suisse Mortgage Capital Certificates
2,050,000	Series 2019-ICE4, Class A, 2.720% (1-Month USD Libor+98 basis points), 5/15/2036[3,5]	2,056,449
1,880,000	Series 2019-ICE4, Class B, 2.970% (1-Month USD Libor+123 basis points), 5/15/2036[3,5]	1,883,219
	CSMC Trust
259,625	Series 2014-OAK1, Class 2A4, 3.000%, 11/25/2044[2,5,6]	259,788

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
	Fannie Mae Grantor Trust
$861,356	Series 2004-T5, Class AB4, 2.248%, 5/28/2035[2,6]	$833,722
	FDIC Guaranteed Notes Trust
205,426	Series 2010-S2, Class 2A, 2.570%, 7/29/2047[2,5]	205,888
	Hilton Orlando Trust
1,044,000	Series 2018-ORL, Class B, 2.790% (1-Month USD LIBOR+105 basis points), 12/15/2034[3,5]	1,045,197
1,000,000	Series 2018-ORL, Class C, 3.040% (1-Month USD Libor+130 basis points), 12/15/2034[3,5]	1,001,168
	J.P. Morgan Chase Commercial Mortgage Securities Trust
1,900,000	Series 2018-WPT, Class AFL, 2.654% (1-Month USD Libor+95 basis points), 7/5/2033[2,3,5]	1,902,898
	Mellon Residential Funding
68,393	Series 1999-TBC3, Class A2, 2.612%, 10/20/2029[2,6]	68,160
	NCUA Guaranteed Notes Trust
161,981	Series 2011-R3, Class 1A, 2.118% (1-Month USD LIBOR+40 basis points), 3/11/2020[2,3]	161,984
	UBS-Barclays Commercial Mortgage Trust
500,000	Series 2012-C4, Class B, 3.718%, 12/10/2045[2,5,6]	509,396
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $40,504,475)	40,591,833
	CORPORATE — 24.3%
	COMMUNICATIONS — 1.4%
	AT&T, Inc.
3,000,000	3.067% (3-Month USD Libor+118 basis points), 6/12/2024[3]	3,054,015
	Interpublic Group of Cos., Inc.
2,030,000	3.500%, 10/1/2020	2,051,910
	Time Warner Cable LLC
3,000,000	4.125%, 2/15/2021[2]	3,048,555
	UPC Holding B.V.
770,000	5.500%, 1/15/2028[2,4,5]	782,012
		8,936,492
	CONSUMER, CYCLICAL — 3.3%
	American Builders & Contractors Supply Co., Inc.
805,000	4.000%, 1/15/2028[2,5]	818,564
	American Honda Finance Corp.
700,000	2.000%, 2/14/2020	699,985
6,065,000	2.241% (3-Month USD Libor+35 basis points), 11/5/2021[3]	6,076,105
	BMW U.S. Capital LLC
1,500,000	2.401% (3-Month USD LIBOR+50 basis points), 8/13/2021[3,5]	1,504,230
950,000	3.150%, 4/18/2024[2,5]	982,554

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, CYCLICAL (Continued)
	Daimler Finance North America LLC
$450,000	2.550%, 8/15/2022[5]	$453,324
	Dollar Tree, Inc.
400,000	2.702% (3-Month USD LIBOR+70 basis points), 4/17/2020[2,3]	400,077
	Hyundai Capital America
580,000	2.967% (3-Month USD LIBOR+94 basis points), 7/8/2021[3,5]	581,619
	Las Vegas Sands Corp.
1,400,000	3.200%, 8/8/2024[2]	1,445,223
	Lennar Corp.
1,400,000	6.625%, 5/1/2020	1,421,543
	Lowe's Cos., Inc.
2,375,000	3.120%, 4/15/2022[2]	2,432,663
	Nissan Motor Acceptance Corp.
650,000	2.391% (3-Month USD LIBOR+39 basis points), 7/13/2020[3,5]	650,301
675,000	2.558% (3-Month USD LIBOR+63 basis points), 9/21/2021[3,5]	675,648
	Scientific Games International, Inc.
105,000	7.000%, 5/15/2028[2,5]	112,544
405,000	7.250%, 11/15/2029[2,5]	441,187
	Volkswagen Group of America Finance LLC
2,340,000	3.875%, 11/13/2020[5]	2,378,406
200,000	2.500%, 9/24/2021[5]	201,781
200,000	2.795% (3-Month USD Libor+86 basis points), 9/24/2021[3,5]	201,450
545,000	2.700%, 9/26/2022[5]	551,297
		22,028,501
	CONSUMER, NON-CYCLICAL — 2.8%
	AbbVie, Inc.
1,260,000	2.150%, 11/19/2021[5]	1,262,897
1,260,000	2.300%, 11/21/2022[5]	1,266,856
	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
210,000	4.625%, 1/15/2027[2,5]	210,136
	Amgen, Inc.
2,675,000	2.125%, 5/1/2020[2]	2,676,134
	Anthem, Inc.
2,175,000	4.350%, 8/15/2020	2,206,307
	Bausch Health Cos., Inc.
200,000	5.000%, 1/30/2028[2,4,5]	205,778
200,000	5.250%, 1/30/2030[2,4,5]	207,900
	Cardinal Health, Inc.
1,418,000	4.625%, 12/15/2020	1,452,547
	Conagra Brands, Inc.
2,000,000	2.512% (3-Month USD Libor+50 basis points), 10/9/2020[3]	2,003,242

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
	CVS Health Corp.
$535,000	2.800%, 7/20/2020[2]	$536,566
	HCA, Inc.
2,375,000	4.750%, 5/1/2023	2,544,703
	McKesson Corp.
495,000	3.650%, 11/30/2020	501,995
	PayPal Holdings, Inc.
3,250,000	2.200%, 9/26/2022	3,268,899
	UnitedHealth Group, Inc.
450,000	2.154% (3-Month USD LIBOR+26 basis points), 6/15/2021[3]	450,674
		18,794,634
	ENERGY — 3.7%
	Archrock Partners LP / Archrock Partners Finance Corp.
50,000	6.250%, 4/1/2028[2,5]	51,625
	BP Capital Markets America, Inc.
1,475,000	4.742%, 3/11/2021	1,524,320
	Enbridge, Inc.
2,500,000	2.410% (3-Month USD LIBOR+40 basis points), 1/10/2020[3,4]	2,500,283
	Energy Transfer Operating LP
1,525,000	7.500%, 10/15/2020	1,585,055
	Kinder Morgan Energy Partners LP
2,675,000	6.850%, 2/15/2020	2,688,578
2,375,000	4.300%, 5/1/2024[2]	2,539,967
	Occidental Petroleum Corp.
2,652,000	4.100%, 2/1/2021[2]	2,698,280
445,000	2.600%, 8/13/2021	448,354
210,000	3.155% (3-Month USD LIBOR+125 basis points), 8/13/2021[2,3]	211,134
2,530,000	2.700%, 8/15/2022	2,556,656
475,000	2.900%, 8/15/2024[2]	482,847
	Plains All American Pipeline LP / PAA Finance Corp.
923,000	3.850%, 10/15/2023[2]	955,797
	Rockies Express Pipeline LLC
2,825,000	5.625%, 4/15/2020[5]	2,859,781
	Schlumberger Finance Canada Ltd.
2,775,000	2.200%, 11/20/2020[4,5]	2,779,593
	Spectra Energy Partners LP
350,000	2.592% (3-Month USD LIBOR+70 basis points), 6/5/2020[3]	350,643
		24,232,913
	FINANCIAL — 5.6%
	AIG Global Funding
958,000	2.407% (3-Month USD LIBOR+46 basis points), 6/25/2021[3,5]	961,837

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	FINANCIAL (Continued)
	Air Lease Corp.
$3,250,000	3.500%, 1/15/2022	$3,339,723
	Aircastle Ltd.
500,000	7.625%, 4/15/2020[4]	507,424
575,000	5.125%, 3/15/2021[4]	594,055
2,030,000	5.500%, 2/15/2022[4]	2,159,388
790,000	4.250%, 6/15/2026[2,4]	836,345
	American Express Co.
245,000	3.000%, 2/22/2021[2]	247,943
	Avolon Holdings Funding Ltd.
2,095,000	3.625%, 5/1/2022[2,4,5]	2,149,156
	Branch Banking & Trust Co.
2,000,000	2.127% (3-Month USD Libor+22 basis points), 6/1/2020[2,3]	2,001,040
	Capital One Financial Corp.
800,000	2.500%, 5/12/2020[2]	801,096
	Citibank N.A.
1,230,000	3.400%, 7/23/2021[2]	1,256,531
	Citigroup, Inc.
2,375,000	4.400%, 6/10/2025	2,581,250
	Credit Suisse A.G.
750,000	2.100%, 11/12/2021[4]	753,532
	Credit Suisse Group Funding Guernsey Ltd.
1,000,000	2.750%, 3/26/2020[4]	1,001,309
	Global Atlantic Fin Co.
1,550,000	4.400%, 10/15/2029[2,5]	1,531,163
	Goldman Sachs Group, Inc.
3,250,000	2.600%, 12/27/2020[2]	3,257,069
2,905,000	3.514% (3-Month USD Libor+160 basis points), 11/29/2023[3]	3,010,867
	JPMorgan Chase & Co.
1,750,000	3.133% (3-Month USD Libor+120.5 basis points), 10/29/2020[2,3]	1,763,897
	JPMorgan Chase Bank N.A.
125,000	2.199% (3-Month USD Libor+29 basis points), 2/1/2021[2,3]	125,028
	LPL Holdings, Inc.
110,000	4.625%, 11/15/2027[2,5]	112,475
	Morgan Stanley
2,359,000	2.800%, 6/16/2020	2,367,926
	New York Life Global Funding
915,000	2.411% (3-Month USD LIBOR+52 basis points), 6/10/2022[3,5]	919,410
	SBA Tower Trust
100,000	3.156%, 10/10/2045[2,5]	100,183
	Toronto-Dominion Bank
510,000	2.160% (3-Month USD LIBOR+26 basis points), 9/17/2020[3,4]	510,769

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	FINANCIAL (Continued)
	Wells Fargo & Co.
$2,670,000	2.500%, 3/4/2021	$2,689,315
	Zions Bancorp N.A.
1,625,000	3.350%, 3/4/2022[2]	1,667,243
		37,245,974
	INDUSTRIAL — 2.5%
	Caterpillar Financial Services Corp.
2,250,000	2.000%, 3/5/2020	2,250,401
580,000	2.090% (3-Month USD LIBOR+18 basis points), 5/15/2020[3]	580,348
575,000	2.165% (3-Month USD LIBOR+28 basis points), 9/7/2021[3]	575,284
	CNH Industrial Capital LLC
2,425,000	3.875%, 10/15/2021	2,495,424
	CRH America, Inc.
1,950,000	5.750%, 1/15/2021	2,018,246
	Silgan Holdings, Inc.
850,000	4.125%, 2/1/2028[2,5]	852,380
	Textron, Inc.
2,000,000	2.451% (3-Month USD LIBOR+55 basis points), 11/10/2020[2,3]	2,000,084
	United Technologies Corp.
2,500,000	4.500%, 4/15/2020	2,518,935
	Vulcan Materials Co.
2,000,000	2.557% (3-Month USD LIBOR+65 basis points), 3/1/2021[3]	2,004,300
	Wabtec Corp.
1,375,000	3.194% (3-Month USD Libor+130 basis points), 9/15/2021[2,3]	1,375,216
		16,670,618
	TECHNOLOGY — 1.8%
	Dell International LLC / EMC Corp.
415,000	4.900%, 10/1/2026[2,5]	456,866
	EMC Corp.
3,250,000	2.650%, 6/1/2020	3,254,647
	Fidelity National Information Services, Inc.
1,116,000	3.625%, 10/15/2020[2]	1,128,649
	Fiserv, Inc.
2,850,000	2.700%, 6/1/2020[2]	2,857,233
	Hewlett Packard Enterprise Co.
255,000	2.763% (3-Month USD LIBOR+72 basis points), 10/5/2021[2,3]	255,035
965,000	2.250%, 4/1/2023[2]	964,157
	IBM Credit LLC
1,351,000	1.800%, 1/20/2021	1,350,102

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	TECHNOLOGY (Continued)
	International Business Machines Corp.
$1,500,000	2.305% (3-Month USD LIBOR+40 basis points), 5/13/2021[3]	$1,506,109
		11,772,798
	UTILITIES — 3.2%
	Berkshire Hathaway Energy Co.
500,000	2.375%, 1/15/2021	502,702
	Calpine Corp.
3,054,000	4.500%, 2/15/2028[2,5]	3,084,906
	Consolidated Edison Co. of New York, Inc.
1,775,000	2.347% (3-Month USD LIBOR+40 basis points), 6/25/2021[3]	1,780,247
	Dominion Energy, Inc.
2,675,000	2.579%, 7/1/2020	2,680,797
2,880,000	2.715%, 8/15/2021[7]	2,902,297
	NextEra Energy Capital Holdings, Inc.
1,345,000	2.403%, 9/1/2021	1,354,892
	NRG Energy, Inc.
2,234,000	4.450%, 6/15/2029[2,5]	2,340,718
	Sempra Energy
3,000,000	2.400%, 3/15/2020[2]	3,000,300
	Talen Energy Supply LLC
175,000	6.625%, 1/15/2028[2,5]	178,998
	Vistra Operations Co. LLC
3,185,000	3.550%, 7/15/2024[2,5]	3,227,017
		21,052,874
	TOTAL CORPORATE
	(Cost $159,736,458)	160,734,804
	U.S. GOVERNMENT — 2.9%
	United States Treasury Bill
1,300,000	1.555%, 2/27/2020	1,296,957
18,000,000	1.547%, 3/26/2020	17,936,892
	TOTAL U.S. GOVERNMENT
	(Cost $19,232,242)	19,233,849

	TOTAL BONDS
	(Cost $509,384,246)	511,125,628
	COMMERCIAL PAPER — 13.0%
	Anheuser Busch Inbev NV
5,000,000	1.980%, 1/6/2020	4,998,555
	Avangrid, Inc.
3,200,000	1.980%, 2/13/2020	3,191,821

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2019 (Unaudited)

Principal Amount		Value
	COMMERCIAL PAPER (Continued)
	Bank of Nova Scotia
$3,500,000	1.800%, 3/30/2020	$3,484,031
	Boeing Co.
3,250,000	2.100%, 1/8/2020	3,248,875
	Campbell Soup Co.
3,200,000	1.970%, 1/9/2020	3,198,525
	Centennial Energy Holdings, Inc.
3,200,000	1.950%, 1/14/2020	3,197,622
	CenterPoint Energy, Inc.
2,400,000	1.960%, 2/4/2020	2,395,361
	Cigna Corp.
5,000,000	1.950%, 1/15/2020	4,995,990
	CNH Industrial Capital America LLC
3,000,000	2.270%, 1/10/2020	2,998,452
5,000,000	2.280%, 1/14/2020	4,996,285
	Enbridge, Inc.
3,500,000	2.082%, 1/31/2020	3,493,854
	Entergy Corp.
3,200,000	1.900%, 2/4/2020	3,193,677
	Evergy, Inc.
2,500,000	3.663%, 1/6/2020	2,499,250
	Hyundai Capital America
3,200,000	1.960%, 2/18/2020	3,190,842
	Lowe's Companies, Inc.
3,500,000	2.050%, 1/27/2020	3,494,715
	Marriott International, Inc.
3,200,000	2.050%, 2/26/2020	3,189,264
	Nissan Motor Co., Ltd.
400,000	2.039%, 1/9/2020	399,816
3,200,000	2.000%, 3/2/2020	3,187,731
	Nutrien Ltd.
1,000,000	2.079%, 1/9/2020	999,527
	Royal Caribbean Cruises, Ltd.
3,200,000	2.050%, 1/30/2020	3,194,282
	Schlumberger
3,150,000	1.522%, 1/16/2020	3,147,382
	Sherwin Williams Co.
3,500,000	2.150%, 1/22/2020	3,496,465
	Spire, Inc.
600,000	2.029%, 1/9/2020	599,723
	TransCanada Pipeline
3,200,000	1.950%, 3/9/2020	3,186,931
	Tyson Foods, Inc.
5,000,000	0.970%, 1/6/2020	4,998,500

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2019 (Unaudited)

Principal Amount		Value
	COMMERCIAL PAPER (Continued)
	VW Credit, Inc.
$3,200,000	1.950%, 1/14/2020	$3,197,622
	Walgreens Boots Alliance, Inc.
4,000,000	2.180%, 3/13/2020	3,982,692
	TOTAL COMMERCIAL PAPER
	(Cost $86,164,029)	86,157,790

Number of Shares
	SHORT-TERM INVESTMENTS — 0.7%
	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I,
1,657,772	1.477%[9]	1,657,772
2,721,430	Federated Treasury Obligations Fund - Institutional Class, 1.492%[9]	2,721,430
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $4,379,202)	4,379,202

	TOTAL INVESTMENTS — 99.7%
	(Cost $658,551,378)	660,311,906

	Other Assets in Excess of Liabilities — 0.3%	1,714,000
	TOTAL NET ASSETS — 100.0%	$662,025,906

Principal Amount
	SECURITIES SOLD SHORT — (3.4)%
	BONDS — (3.4)%
	U.S. GOVERNMENT — (3.4)%
	United States Treasury Note
$(1,900,000)	1.500%, 8/15/2022	$(1,895,258)
(17,689,000)	1.250%, 8/31/2024	(17,337,519)
(3,059,100)	1.625%, 8/15/2029	(2,978,389)
	TOTAL U.S. GOVERNMENT
	(Proceeds $22,406,890)	(22,211,166)

	TOTAL BONDS
	(Proceeds $22,406,890)	(22,211,166)

	TOTAL SECURITIES SOLD SHORT
	(Proceeds $22,406,890)	$(22,211,166)

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2019 (Unaudited)

[1]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[2]	Callable.

[3]	Floating rate security.

[4]	Foreign security denominated in U.S. Dollars.

[5]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $304,597,736 which represents 46.0% of Net Assets.

[6]	Variable rate security.

[7]	Step rate security.

[8]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.4% of Net Assets. The total value of these securities is $2,742,500.

[9]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Palmer Square Income Plus Fund
SUMMARY OF INVESTMENTS
As of December 31, 2019 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Bonds
Asset-Backed Securities	43.9%
Corporate	24.3%
Commercial Mortgage-Backed Securities	6.1%
U.S. Government	2.9%
Total Bonds	77.2%
Commercial Paper	13.0%
Bank Loans	8.8%
Short-Term Investments	0.7%
Total Investments	99.7%
Other Assets in Excess of Liabilities	0.3%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Palmer Square Income Plus Fund
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2019 (Unaudited)

Assets:
Investments, at value (cost $658,551,378)	$660,311,906
Cash	89,960
Cash held by broker for securities sold short and swap contracts	23,058,418
Receivables:
Investment securities sold	1,781,188
Fund shares sold	671,164
Interest	3,490,051
Prepaid expenses	65,745
Total assets	689,468,432

Liabilities:
Securities sold short, at value (proceeds $22,406,890)	22,211,166
Payables:
Investment securities purchased	4,366,680
Fund shares redeemed	350,612
Advisory fees	302,608
Fund administration and accounting fees	37,061
Interest on securities sold short	104,258
Auditing fees	19,211
Transfer agent fees and expenses	6,971
Custody fees	5,708
Commitment fees payable (Note 12)	5,197
Trustees' deferred compensation (Note 3)	4,867
Chief Compliance Officer fees	232
Trustees' fees and expenses	217
Accrued other expenses	27,738
Total liabilities	27,442,526

Net Assets	$662,025,906

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$679,215,042
Total accumulated deficit	(17,189,136)
Net Assets	$662,025,906

Maximum Offering Price per Share:
Net assets applicable to shares outstanding	$662,025,906
Shares of beneficial interest issued and outstanding	66,894,915
Offering and redemption price per share	$9.90

See accompanying Notes to Financial Statements.

Palmer Square Income Plus Fund
STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2019 (Unaudited)

Investment Income:
Interest	$12,558,805
Total investment income	12,558,805

Expenses:
Advisory fees	1,661,703
Fund administration and accounting fees	237,084
Shareholder servicing fees (Note 6)	235,430
Interest on securities sold short	91,017
Registration fees	29,770
Custody fees	27,967
Transfer agent fees and expenses	20,832
Shareholder reporting fees	19,291
Commitment fees (Note 12)	18,245
Auditing fees	17,354
Brokerage expense	13,382
Legal fees	13,177
Trustees' fees and expenses	5,673
Miscellaneous	5,499
Chief Compliance Officer fees	4,043
Insurance fees	1,893
Total expenses	2,402,360
Advisory fees recovered	75,683
Fees paid indirectly (Note 3)	(1,341)
Net expenses	2,476,702
Net investment income	10,082,103

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(25,765)
Purchased options contracts	(38,330)
Securities sold short	110,328
Net realized gain	46,233
Net change in unrealized appreciation/depreciation on:
Investments	797,367
Securities sold short	195,724
Net change in unrealized appreciation/depreciation	993,091
Net realized and unrealized gain	1,039,324

Net Increase in Net Assets from Operations	$11,121,427

See accompanying Notes to Financial Statements.

Palmer Square Income Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended December 31, 2019 (Unaudited)	For the Period February 1, 2019 through June 30, 2019*	For the Year Ended January 31, 2019
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$10,082,103	$8,039,219	$14,961,254
Net realized gain (loss) on investments, affiliated investments, futures contracts, securities sold short, swap contracts, and foreign currency	46,233	914,214	(405,057)
Net change in unrealized appreciation/depreciation on investments, affiliated investments, futures contracts, securities sold short, swap contracts, and foreign currency	993,091	2,752,740	(4,177,861)
Net increase in net assets resulting from operations	11,121,427	11,706,173	10,378,336

Distributions to Shareholders:
Distributions	(10,022,128)	(9,091,289)	(14,532,481)
Total distributions to shareholders	(10,022,128)	(9,091,289)	(14,532,481)

Capital Transactions:
Net proceeds from shares sold	181,751,387	118,578,372	247,989,095
Reinvestment of distributions	8,514,316	7,488,488	11,913,783
Cost of shares redeemed	(112,073,136)	(90,777,601)	(169,246,751)
Net increase in net assets from capital transactions	78,192,567	35,289,259	90,656,127

Total increase in net assets	79,291,866	37,904,143	86,501,982

Net Assets:
Beginning of period	582,734,040	544,829,897	458,327,915
End of period	$662,025,906	$582,734,040	$544,829,897

Capital Share Transactions:
Shares sold	18,370,267	11,979,637	25,150,977
Shares reinvested	863,967	760,241	1,214,672
Shares redeemed	(11,351,875)	(9,169,575)	(17,217,687)

Net increase in capital share transactions	7,882,359	3,570,303	9,147,962

*	Fiscal year end changed to June 30 effective February 1, 2019.

See accompanying Notes to Financial Statements.

Palmer Square Income Plus Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended	For the Period February 1, 2019	For the Year Ended January 31,				For the Period February 28, 2014*
	December 31, 2019 (Unaudited)	through June 30, 2019**	2019	2018	2017	2016	through January 31, 2015
Net asset value, beginning of period	$9.87	$9.83	$9.90	$9.81	$9.37	$9.87	$10.00
Income from Investment Operations:
Net investment income[1,2]	0.16	0.14	0.29	0.27	0.36	0.32	0.31
Net realized and unrealized gain (loss)	0.02	0.06	(0.08)	0.07	0.48	(0.51)	(0.19)
Net increase from reimbursement by affiliate for valuation error	–	–	–	–	0.01 [7]	–	–
Total from investment operations	0.18	0.20	0.21	0.34	0.85	(0.19)	0.12

Less Distributions:
From net investment income	(0.15)	(0.16)	(0.28)	(0.25)	(0.41)	(0.31)	(0.25)
Total distributions	(0.15)	(0.16)	(0.28)	(0.25)	(0.41)	(0.31)	(0.25)

Redemption fee proceeds[1]	–	–	–	– [3]	– [3]	– [3]	– [3]

Net asset value, end of period	$9.90	$9.87	$9.83	$9.90	$9.81	$9.37	$9.87

Total return[4]	1.85%[8]	2.01%[8]	2.11%	3.50%	9.39%	(2.02)%	1.25%[8]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$662,026	$582,734	$544,830	$458,328	$354,076	$465,743	$376,658

Ratio of expenses to average net assets (including brokerage expense, commitment fees and interest on securities sold short):
Before fees waived and expenses absorbed/recovered[5,6]	0.77%[9]	0.77%[9]	0.80%	0.81%	0.84%	0.80%	0.76%[9]
After fees waived and expenses absorbed/recovered[5,6]	0.79%[9]	0.77%[9]	0.77%	0.76%	0.77%	0.79%	0.75%[9]

Ratio of net investment income to average net assets (including brokerage expense, commitment fees and interest on securities sold short):
Before fees waived and expenses absorbed/recovered[2]	3.23%[9]	3.44%[9]	2.89%	2.65%	3.69%	3.24%	3.38%[9]
After fees waived and expenses absorbed/recovered[2]	3.21%[9]	3.44%[9]	2.92%	2.70%	3.76%	3.25%	3.39%[9]

Portfolio turnover rate	53%[8]	45%[8]	214%	361%	202%	59%	14%[8]

*	Commencement of operations.

**	Fiscal year end changed to June 30 effective February 1, 2019.

[1]	Based on average shares outstanding for the period.

[2]	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

[3]	Amount represents less than $0.01 per share.

[4]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the fiscal year ended January 31, 2017, 0.11% of the Fund's total return consists of a reimbursement by an affiliate for valuation error.

[5]	Does not include expenses of the investment companies in which the Fund invests.

[6]	If brokerage expense, commitment fees, and interest on securities sold short had been excluded, the expense ratios would have been lowered by 0.04% for the six months ended December 31, 2019, 0.02% for the period ended June 30, 2019, 0.02%, 0.01%, 0.05%, and 0.05% for the fiscal years ended January 31, 2019, 2018, 2017, and 2016, respectively and 0.00% for the period ended January 31, 2015.

[7]	The Advisor reimbursed the Fund $226,661 for losses from a valuation error during the fiscal year ended January 31, 2017.

[8]	Not annualized.

[9]	Annualized.

See accompanying Notes to Financial Statements.

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2019 (Unaudited)

Principal Amount		Value
	BONDS — 81.4%
	ASSET-BACKED SECURITIES — 36.5%
	Ally Auto Receivables Trust
$160,005	Series 2017-3, Class A3, 1.740%, 9/15/2021[1]	$159,908
196,641	Series 2017-4, Class A3, 1.750%, 12/15/2021[1]	196,507
500,000	Series 2019-4, Class A2, 1.930%, 10/17/2022[1]	499,903
200,000	Series 2019-3, Class A2, 2.060%, 10/17/2022[1]	200,218
	ALM VIII Ltd.
500,000	Series 2013-8A, Class A1R, 3.491% (3-Month USD LIBOR+149 basis points), 10/15/2028[1,2,3]	500,027
	Ascentium Equipment Receivables
32,930	Series 2019-1A, Class A1, 2.659%, 4/10/2020[1,2]	32,936
	Barings CLO Ltd.
500,000	Series 2013-IA, Class AR, 2.766% (3-Month USD LIBOR+80 basis points), 1/20/2028[1,2,3]	499,008
	Benefit Street Partners CLO Ltd.
500,000	Series 2014-IVA, Class A1RR, 3.216% (3-Month USD LIBOR+125 basis points), 1/20/2029[1,2,3]	500,663
	Benefit Street Partners CLO VII Ltd.
250,000	Series 2015-VIIA, Class BR, 3.553% (3-Month USD LIBOR+155 basis points), 7/18/2027[1,2,3]	247,696
	BlueMountain CLO Ltd.
173,586	Series 2015-1A, Class A1R, 3.331% (3-Month USD LIBOR+133 basis points), 4/13/2027[1,2,3]	173,696
	BMW Vehicle Lease Trust
211,713	Series 2017-2, Class A3, 2.070%, 10/20/2020[1]	211,977
177,956	Series 2019-1, Class A2, 2.790%, 3/22/2021[1]	178,449
	BMW Vehicle Owner Trust
100,000	Series 2019-A, Class A2, 2.050%, 5/25/2022[1]	100,079
	Bunker Hill Loan Depositary Trust
137,055	Series 2019-2, Class A1, 2.879%, 7/25/2049[1,2,4]	137,704
	Capital One Prime Auto Receivables Trust
376,221	Series 2019-1, Class A2, 2.580%, 4/15/2022[1]	377,801
325,000	Series 2019-2, Class A2, 2.060%, 9/15/2022[1]	325,264
	CarMax Auto Owner Trust
144,236	Series 2016-4, Class A3, 1.400%, 8/15/2021[1]	144,008
242,539	Series 2018-4, Class A2A, 3.110%, 2/15/2022[1]	243,509
153,485	Series 2017-3, Class A3, 1.970%, 4/15/2022[1]	153,505
	Carvana Auto Receivables Trust
250,000	Series 2019-4A, Class A1, 1.947%, 12/15/2020[1,2]	249,985
129,179	Series 2019-1A, Class A2, 3.010%, 10/15/2021[1,2]	129,399
240,019	Series 2019-2A, Class A2, 2.600%, 1/18/2022[1,2]	240,386
	CNH Equipment Trust
48,709	Series 2018-A, Class A2, 2.780%, 8/16/2021[1]	48,794

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$49,740	Series 2018-B, Class A2, 2.930%, 12/15/2021[1]	$49,846
	COLT Mortgage Loan Trust
163,077	Series 2019-3, Class A1, 2.764%, 8/25/2049[1,2,5]	163,262
	Dell Equipment Finance Trust
48,566	Series 2018-1, Class A2B, 2.085% (1-Month USD LIBOR+30 basis points), 10/22/2020[1,2,3]	48,610
	DLL LLC
243,344	Series 2019-MT3, Class A1, 2.062%, 10/20/2020[1,2]	243,317
42,975	Series 2018-ST2, Class A2, 3.140%, 10/20/2020[1,2]	43,010
	Dryden XXV Senior Loan Fund
250,000	Series 2012-25A, Class CRR, 3.836% (3-Month USD LIBOR+185 basis points), 10/15/2027[1,2,3]	247,383
	Engs Commercial Finance Trust
91,605	Series 2016-1A, Class A2, 2.630%, 2/22/2022[1,2]	91,657
	Fannie Mae Connecticut Avenue Securities
39,206	Series 2016-C03, Class 1M1, 3.792% (1-Month USD LIBOR+200 basis points), 10/25/2028[1,3]	39,261
	Ford Credit Auto Lease Trust
45,959	Series 2018-B, Class A2B, 1.900% (1-Month USD LIBOR+16 basis points), 4/15/2021[1,3]	45,956
22,979	Series 2018-B, Class A2A, 2.930%, 4/15/2021[1]	22,998
	Ford Credit Auto Owner Trust
79,368	Series 2016-C, Class A3, 1.220%, 3/15/2021[1]	79,315
82,197	Series 2018-B, Class A2A, 2.960%, 9/15/2021[1]	82,420
	GM Financial Automobile Leasing Trust
5,934	Series 2018-3, Class A2B, 1.935% (1-Month USD LIBOR+17 basis points), 9/21/2020[1,3]	5,934
4,002	Series 2018-3, Class A2A, 2.890%, 9/21/2020[1]	4,003
280,333	Series 2019-1, Class A2A, 2.910%, 4/20/2021[1]	281,203
135,975	Series 2019-2, Class A2A, 2.670%, 6/21/2021[1]	136,336
200,000	Series 2019-4, Class A2A, 1.840%, 11/16/2022[1]	199,969
	GM Financial Consumer Automobile Receivables Trust
40,172	Series 2018-2, Class A2A, 2.550%, 5/17/2021[1]	40,193
163,434	Series 2018-4, Class A2, 2.930%, 11/16/2021[1]	163,733
98,188	Series 2017-3A, Class A3, 1.970%, 5/16/2022[1,2]	98,214
	GS Mortgage-Backed Securities Trust
217,062	Series 2019-SL1, Class A1, 2.625%, 1/25/2059[1,2,5]	215,809
	Highbridge Loan Management Ltd.
525,000	Series 7A-2015, Class CR, 3.610% (3-Month USD LIBOR+170 basis points), 3/15/2027[1,2,3]	510,374
	Honda Auto Receivables Owner Trust
119,091	Series 2018-3, Class A2, 2.670%, 12/21/2020[1]	119,193

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$431,043	Series 2019-1, Class A2, 2.750%, 9/20/2021[1]	$432,729
	Jamestown CLO IX Ltd.
300,000	Series 2016-9A, Class A1AR, 3.136% (3-Month USD LIBOR+117 basis points), 10/20/2028[1,2,3]	300,004
	LCM XXIV Ltd.
500,000	Series 24A, Class C, 4.216% (3-Month USD LIBOR+225 basis points), 3/20/2030[1,2,3]	488,100
	Mercedes-Benz Auto Lease Trust
52,876	Series 2019-A, Class A2, 3.010%, 2/16/2021[1]	52,978
	MMAF Equipment Finance LLC
167,103	Series 2019-B, Class A1, 2.125%, 10/9/2020[1,2]	167,380
35,892	Series 2014-AA, Class A4, 1.590%, 2/8/2022[1,2]	35,856
	Nationstar HECM Loan Trust
229,085	Series 2019-2A, Class A, 2.272%, 11/25/2029[1,2,5]	229,604
	Neuberger Berman CLO XXIII Ltd.
500,000	Series 2016-23A, Class CR, 4.152% (3-Month USD LIBOR+215 basis points), 10/17/2027[1,2,3]	493,407
	Nissan Auto Receivables Owner Trust
47,388	Series 2016-C, Class A3, 1.180%, 1/15/2021[1]	47,360
	OBX Trust
76,383	Series 2019-EXP2, Class 2A1A, 2.692% (1-Month USD LIBOR+90 basis points), 6/25/2059[1,2,3]	76,574
	Octagon Investment Partners XXIII Ltd.
500,000	Series 2015-1A, Class DR, 4.551% (3-Month USD LIBOR+255 basis points), 7/15/2027[1,2,3]	491,592
	Oscar U.S. Funding LLC
13,078	Series 2019-2A, Class A1, 2.369%, 8/10/2020[1,2]	13,078
250,000	Series 2019-2A, Class A2, 2.490%, 8/10/2022[1,2]	250,576
	OZLM XV Ltd.
250,000	Series 2016-15A, Class B, 4.666% (3-Month USD LIBOR+270 basis points), 1/20/2029[1,2,3]	250,081
	Recette Clo Ltd.
900,000	Series 2015-1A, Class CR, 3.666% (3-Month USD LIBOR+170 basis points), 10/20/2027[1,2,3]	895,252
	Starwood Mortgage Residential Trust
174,405	Series 2019-1, Class A1, 2.941%, 6/25/2049[1,2,5]	174,749
	Tesla Auto Lease Trust
414,900	Series 2019-A, Class A1, 2.005%, 12/18/2020[1,2]	414,991
250,000	Series 2019-A, Class A2, 2.130%, 4/20/2022[1,2]	249,960
	Thacher Park CLO Ltd.
631,471	Series 2014-1A, Class AR, 3.126% (3-Month USD LIBOR+116 basis points), 10/20/2026[1,2,3]	631,687

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Verizon Owner Trust
$4,982	Series 2016-2A, Class A, 1.680%, 5/20/2021[1,2]	$4,981
367,313	Series 2017-2A, Class A, 1.920%, 12/20/2021[1,2]	367,283
	West CLO Ltd.
151,833	Series 2014-2A, Class A1AR, 2.871% (3-Month USD LIBOR+87 basis points), 1/16/2027[1,2,3]	151,720
	World Omni Auto Receivables Trust
54,257	Series 2016-A, Class A3, 1.770%, 9/15/2021[1]	54,239
161,414	Series 2018-D, Class A2A, 3.010%, 4/15/2022[1]	161,889
250,000	Series 2016-A, Class A4, 1.950%, 5/16/2022[1]	249,900
227,226	Series 2017-A, Class A3, 1.930%, 9/15/2022[1]	227,147
	World Omni Automobile Lease Securitization Trust
28,654	Series 2019-B, Class A1, 2.151%, 8/17/2020[1]	28,657
96,431	Series 2018-B, Class A2B, 1.920% (1-Month USD LIBOR+18 basis points), 6/15/2021[1,3]	96,417
37,089	Series 2018-B, Class A2A, 2.960%, 6/15/2021[1]	37,214
125,000	Series 2019-B, Class A2A, 2.050%, 7/15/2022[1]	125,045
	TOTAL ASSET-BACKED SECURITIES
	(Cost $15,696,283)	15,683,868
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.3%
	Citigroup Commercial Mortgage Trust
300,000	Series 2018-TBR, Class A, 2.570% (1-Month USD LIBOR+83 basis points), 12/15/2036[1,2,3]	299,018
300,000	Series 2019-SST2, Class A, 2.660% (1-Month USD LIBOR+92 basis points), 12/15/2036[1,2,3]	299,546
	COMM Mortgage Trust
20,258	Series 2014-FL5, Class B, 3.890% (1-Month USD LIBOR+215 basis points), 10/15/2031[1,2,3]	20,268
	Government National Mortgage Association
340,353	Series 2013-179, Class A, 1.800%, 7/16/2037[1]	337,531
113,286	Series 2013-12, Class A, 1.410%, 10/16/2042[1]	111,660
	Hilton Orlando Trust
250,000	Series 2018-ORL, Class B, 2.790% (1-Month USD LIBOR+105 basis points), 12/15/2034[2,3]	250,287
	NCUA Guaranteed Notes Trust
111,599	Series 2011-R3, Class 1A, 2.118% (1-Month USD LIBOR+40 basis points), 3/11/2020[1,3]	111,601
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $1,430,286)	1,429,911

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE — 30.5%
	COMMUNICATIONS — 2.6%
	AT&T, Inc.
$275,000	2.651% (3-Month USD LIBOR+65 basis points), 1/15/2020[3]	$275,071
	Comcast Corp.
265,000	2.429% (3-Month USD LIBOR+33 basis points), 10/1/2020[3]	265,491
	Interpublic Group of Cos., Inc.
325,000	3.500%, 10/1/2020	328,508
	Time Warner Cable LLC
250,000	4.125%, 2/15/2021[1]	254,046
		1,123,116
	CONSUMER, CYCLICAL — 3.5%
	American Honda Finance Corp.
325,000	2.000%, 2/14/2020	324,993
	BMW U.S. Capital LLC
170,000	2.401% (3-Month USD LIBOR+50 basis points), 8/13/2021[2,3]	170,479
90,000	3.150%, 4/18/2024[1,2]	93,084
	Dollar Tree, Inc.
50,000	2.702% (3-Month USD LIBOR+70 basis points), 4/17/2020[1,3]	50,010
	Hyundai Capital America
75,000	2.967% (3-Month USD LIBOR+94 basis points), 7/8/2021[2,3]	75,209
	Nissan Motor Acceptance Corp.
250,000	2.391% (3-Month USD LIBOR+39 basis points), 7/13/2020[2,3]	250,116
85,000	2.558% (3-Month USD LIBOR+63 basis points), 9/21/2021[2,3]	85,082
	Starbucks Corp.
200,000	2.100%, 2/4/2021[1]	200,509
	Volkswagen Group of America Finance LLC
260,000	3.875%, 11/13/2020[2]	264,267
		1,513,749
	CONSUMER, NON-CYCLICAL — 3.1%
	AbbVie, Inc.
80,000	2.150%, 11/19/2021[2]	80,184
80,000	2.300%, 11/21/2022[2]	80,435
	Amgen, Inc.
250,000	2.125%, 5/1/2020[1]	250,106
	Anthem, Inc.
325,000	4.350%, 8/15/2020	329,678
	Cardinal Health, Inc.
275,000	4.625%, 12/15/2020	281,700
	McKesson Corp.
60,000	3.650%, 11/30/2020	60,848
	PayPal Holdings, Inc.
210,000	2.200%, 9/26/2022	211,221

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
	UnitedHealth Group, Inc.
$50,000	2.154% (3-Month USD LIBOR+26 basis points), 6/15/2021[3]	$50,075
		1,344,247
	ENERGY — 4.1%
	Enbridge, Inc.
250,000	2.410% (3-Month USD LIBOR+40 basis points), 1/10/2020[3,6]	250,028
250,000	2.594% (3-Month USD LIBOR+70 basis points), 6/15/2020[3,6]	250,435
	Kinder Morgan Energy Partners LP
250,000	6.850%, 2/15/2020	251,269
	Occidental Petroleum Corp.
222,000	4.100%, 2/1/2021[1]	225,874
35,000	2.600%, 8/13/2021	35,264
20,000	3.155% (3-Month USD LIBOR+125 basis points), 8/13/2021[1,3]	20,108
190,000	2.700%, 8/15/2022	192,002
	Rockies Express Pipeline LLC
270,000	5.625%, 4/15/2020[2]	273,324
	Spectra Energy Partners LP
250,000	2.592% (3-Month USD LIBOR+70 basis points), 6/5/2020[3]	250,460
		1,748,764
	FINANCIAL — 8.0%
	AIG Global Funding
250,000	2.407% (3-Month USD LIBOR+46 basis points), 6/25/2021[2,3]	251,001
	Air Lease Corp.
250,000	3.500%, 1/15/2022	256,902
	American Express Co.
206,000	2.266% (3-Month USD LIBOR+33 basis points), 10/30/2020[1,3]	206,298
250,000	3.000%, 2/22/2021[1]	253,003
	Avolon Holdings Funding Ltd.
190,000	3.625%, 5/1/2022[1,2,6]	194,912
	Capital One Financial Corp.
250,000	2.500%, 5/12/2020[1]	250,343
	Credit Suisse Group Funding Guernsey Ltd.
325,000	2.750%, 3/26/2020[6]	325,425
	Goldman Sachs Bank USA/New York NY
40,000	3.200%, 6/5/2020	40,220
	Goldman Sachs Group, Inc.
160,000	2.600%, 12/27/2020[1]	160,348
	Morgan Stanley
210,000	2.650%, 1/27/2020	210,073
250,000	2.800%, 6/16/2020	250,946

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	FINANCIAL (Continued)
	New York Life Global Funding
$250,000	2.411% (3-Month USD LIBOR+52 basis points), 6/10/2022[2,3]	$251,205
	PNC Bank N.A.
250,000	2.203% (3-Month USD LIBOR+25 basis points), 1/22/2021[3]	250,344
	Toronto-Dominion Bank
65,000	2.160% (3-Month USD LIBOR+26 basis points), 9/17/2020[3,6]	65,098
	Wells Fargo & Co.
240,000	2.500%, 3/4/2021	241,736
	Zions Bancorp N.A.
250,000	3.350%, 3/4/2022[1]	256,499
		3,464,353
	INDUSTRIAL — 4.6%
	Caterpillar Financial Services Corp.
250,000	2.000%, 3/5/2020	250,045
70,000	2.090% (3-Month USD LIBOR+18 basis points), 5/15/2020[3]	70,042
75,000	2.165% (3-Month USD LIBOR+28 basis points), 9/7/2021[3]	75,037
	CNH Industrial Capital LLC
200,000	3.875%, 10/15/2021	205,808
	CRH America, Inc.
250,000	5.750%, 1/15/2021	258,749
	FedEx Corp.
250,000	3.400%, 1/14/2022	256,765
	Textron, Inc.
250,000	2.451% (3-Month USD LIBOR+55 basis points), 11/10/2020[1,3]	250,011
	United Technologies Corp.
250,000	4.500%, 4/15/2020	251,893
	Vulcan Materials Co.
250,000	2.494% (3-Month USD LIBOR+60 basis points), 6/15/2020[3]	250,276
100,000	2.557% (3-Month USD LIBOR+65 basis points), 3/1/2021[3]	100,215
		1,968,841
	TECHNOLOGY — 1.3%
	Fiserv, Inc.
325,000	2.700%, 6/1/2020[1]	325,825
	Hewlett Packard Enterprise Co.
30,000	2.763% (3-Month USD LIBOR+72 basis points), 10/5/2021[1,3]	30,004
	International Business Machines Corp.
100,000	2.305% (3-Month USD LIBOR+40 basis points), 5/13/2021[3]	100,407
100,000	2.800%, 5/13/2021	101,346
		557,582

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	UTILITIES — 3.3%
	Ameren Corp.
$285,000	2.700%, 11/15/2020[1]	$286,567
	Consolidated Edison Co. of New York, Inc.
225,000	2.347% (3-Month USD LIBOR+40 basis points), 6/25/2021[3]	225,665
	Dominion Energy, Inc.
250,000	2.579%, 7/1/2020	250,542
	Georgia Power Co.
300,000	2.000%, 3/30/2020	299,966
	NextEra Energy Capital Holdings, Inc.
110,000	2.403%, 9/1/2021	110,809
	Sempra Energy
240,000	2.400%, 3/15/2020[1]	240,024
		1,413,573
	TOTAL CORPORATE
	(Cost $13,062,008)	13,134,225
	RESIDENTIAL MORTGAGE-BACKED SECURITIES — 4.6%
	COLT Mortgage Loan Trust
228,245	Series 2018-1, Class A1, 2.930%, 2/25/2048[1,2,5]	228,938
218,640	Series 2018-2, Class A1, 3.470%, 7/27/2048[1,2,5]	219,722
	CSMC Trust
43,271	Series 2014-OAK1, Class 2A4, 3.000%, 11/25/2044[1,2,5]	43,298
	FDIC Guaranteed Notes Trust
51,661	Series 2010-S4, Class A, 2.424% (1-Month USD LIBOR+72 basis points), 12/4/2020[1,2,3]	51,731
18,680	Series 2010-S2, Class 1A, 2.209% (1-Month USD LIBOR+50 basis points), 11/29/2037[1,2,3]	18,676
117,610	Series 2010-S2, Class 2A, 2.570%, 7/29/2047[1,2]	117,875
	FDIC Trust
41,685	Series 2013-R2, Class A, 1.250%, 3/25/2033[1,2]	41,382
	Finance of America Structured Securities Trust
108,625	Series 2019-HB1, Class A, 3.279%, 4/25/2029[1,2,5]	109,418
	Freddie Mac REMICS
59,852	Series 4002, Class DB, 2.000%, 3/15/2030	59,789
	Freddie Mac Structured Agency Credit Risk Debt Notes
106,815	Series 2016-DNA4, Class M2, 3.092% (1-Month USD LIBOR+130 basis points), 3/25/2029[1,3]	107,052
	Nationstar HECM Loan Trust
106,803	Series 2018-3A, Class A, 3.555%, 11/25/2028[1,2,5]	107,812
64,196	Series 2019-1A, Class A, 2.651%, 6/25/2029[1,2,5]	64,304
100,000	Series 2019-1A, Class M1, 2.664%, 6/25/2029[1,2,5]	100,406

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
	New Residential Mortgage Loan Trust
$100,886	Series 2019-NQM2, Class A1, 3.600%, 4/25/2049[1,2,5]	$101,874
	RMF Buyout Issuance Trust
123,597	Series 2019-1, Class A, 2.475%, 7/25/2029[1,2,5]	123,936
200,000	Series 2019-1, Class M1, 2.521%, 7/25/2029[1,2,5]	200,503
	Towd Point HE Trust
115,566	Series 2019-HE1, Class A1, 2.692% (1-Month USD LIBOR+90 basis points), 4/25/2048[1,2,3]	115,744
	Verus Securitization Trust
171,340	Series 2019-INV1, Class A1, 3.402%, 12/25/2059[1,2,5]	172,739
	TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
	(Cost $1,976,132)	1,985,199
	U.S. GOVERNMENT — 6.5%
	United States Treasury Bill
2,800,000	1.547%, 3/26/2020	2,790,183
	TOTAL U.S. GOVERNMENT
	(Cost $2,789,950)	2,790,183

	TOTAL BONDS
	(Cost $34,954,659)	35,023,386
	COMMERCIAL PAPER — 18.0%
	Anheuser Busch Inbev NV
300,000	1.980%, 1/6/2020	299,913
	Avangrid, Inc.
250,000	1.980%, 2/13/2020	249,361
	Bank of Nova Scotia
350,000	1.800%, 3/30/2020	348,403
	Boeing Co.
250,000	2.100%, 1/8/2020	249,913
	Campbell Soup Co.
250,000	1.970%, 1/9/2020	249,885
	Centennial Energy Holdings, Inc.
250,000	1.950%, 1/14/2020	249,814
	CenterPoint Energy, Inc.
250,000	1.890%, 1/17/2020	249,783
250,000	1.960%, 2/4/2020	249,517
	Cigna Corp.
300,000	1.950%, 1/15/2020	299,759
	CNH Industrial Capital America LLC
250,000	2.270%, 1/10/2020	249,871
300,000	2.280%, 1/14/2020	299,777

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2019 (Unaudited)

Principal Amount		Value
	COMMERCIAL PAPER (Continued)
	Entergy Corp.
$300,000	1.900%, 2/4/2020	$299,407
	Evergy, Inc.
600,000	3.663%, 1/6/2020	599,820
	ExxonMobil
500,000	1.690%, 3/16/2020	498,195
	Hyundai Capital America
250,000	1.960%, 2/18/2020	249,285
	Lowe's Companies, Inc.
250,000	2.050%, 1/27/2020	249,623
	Marriott International, Inc.
250,000	2.050%, 2/26/2020	249,161
	Nissan Motor Co., Ltd.
250,000	2.000%, 3/2/2020	249,042
	Royal Caribbean Cruises, Ltd.
250,000	2.000%, 1/22/2020	249,679
250,000	2.050%, 1/30/2020	249,553
	Sherwin Williams Co.
250,000	2.150%, 1/22/2020	249,748
	The Walt Disney Company
250,000	1.700%, 3/20/2020	248,999
	TransCanada Pipeline
250,000	1.950%, 3/9/2020	248,979
	Tyson Foods, Inc.
300,000	0.970%, 1/6/2020	299,910
	VW Credit, Inc.
300,000	1.950%, 1/14/2020	299,777
250,000	1.960%, 2/3/2020	249,516
	Walgreens Boots Alliance, Inc.
250,000	2.180%, 3/13/2020	248,918
	TOTAL COMMERCIAL PAPER
	(Cost $7,736,255)	7,735,608

Number of Shares
	SHORT-TERM INVESTMENTS — 0.2%
4,251	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 1.477%[7,8]	4,251
91,740	Federated Treasury Obligations Fund - Institutional Class, 1.492%[8]	91,740
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $95,991)	95,991

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2019 (Unaudited)

Value
SHORT-TERM INVESTMENTS (Continued)
TOTAL INVESTMENTS — 99.6%
(Cost $42,786,905)	$42,854,985

Other Assets in Excess of Liabilities — 0.4%	173,335
TOTAL NET ASSETS — 100.0%	$43,028,320

[1]	Callable.

[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $14,816,786 which represents 34.40% of Net Assets.

[3]	Floating rate security.

[4]	Step rate security.
[5]	Variable rate security.
[6]	Foreign security denominated in U.S. Dollars.
[7]	All or a portion of this security is segregated as collateral for securities sold short.
[8]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Palmer Square Ultra-Short Duration Investment Grade Fund
SUMMARY OF INVESTMENTS
As of December 31, 2019 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Bonds
Asset-Backed Securities	36.5%
Corporate	30.5%
U.S. Government	6.5%
Residential Mortgage-Backed Securities	4.6%
Commercial Mortgage-Backed Securities	3.3%
Total Bonds	81.4%
Commercial Paper	18.0%
Short-Term Investments	0.2%
Total Investments	99.6%
Other Assets in Excess of Liabilities	0.4%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Palmer Square Ultra-Short Duration Investment Grade Fund

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2019 (Unaudited)

Assets:
Investments, at value (cost $42,786,905)	$42,854,985
Cash held at broker for securities sold short	2,857
Receivables:
Fund shares sold	80,074
Due from Advisor	2,353
Interest	156,411
Prepaid expenses	11,590
Total assets	43,108,270

Liabilities:
Payables:
Fund shares redeemed	2,200
Shareholder servicing fees (Note 6)	8,034
Fund administration and accounting fees	16,761
Auditing fees	11,275
Trustees' deferred compensation (Note 3)	3,630
Transfer agent fees and expenses	3,104
Custody fees	2,743
Commitment fees (Note 12)	2,079
Chief Compliance Officer fees	1,160
Trustees' fees and expenses	397
Accrued other expenses	28,567
Total liabilities	79,950

Net Assets	$43,028,320

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$43,042,332
Total accumulated deficit	(14,012)
Net Assets	$43,028,320

Maximum Offering Price per Share:
Net assets applicable to shares outstanding	$43,028,320
Shares of beneficial interest issued and outstanding	2,148,784
Offering and redemption price per share	$20.02

See accompanying Notes to Financial Statements.

Palmer Square Ultra-Short Duration Investment Grade Fund

STATEMENT OF OPERATIONS

For the Six Months Ended December 31, 2019 (Unaudited)

Investment Income:
Interest	$620,638
Total investment income	620,638

Expenses:
Advisory fees	55,636
Fund administration and accounting fees	38,460
Legal fees	12,088
Shareholder servicing fees (Note 6)	17,803
Registration fees	19,542
Auditing fees	11,275
Transfer agent fees and expenses	7,210
Shareholder reporting fees	6,682
Custody fees	4,863
Trustees' fees and expenses	4,441
Miscellaneous	4,027
Chief Compliance Officer fees	4,010
Commitment fees (Note 12)	703
Insurance fees	769
Total expenses	187,509
Advisory fees waived	(55,636)
Other expenses absorbed	(19,898)
Net expenses	111,975
Net investment income	508,663

Realized and Unrealized Gain (Loss):
Net realized gain on investments	23,913
Net change in unrealized appreciation/depreciation on investments	(38,250)
Net realized and unrealized loss	(14,337)

Net Increase in Net Assets from Operations	$494,326

See accompanying Notes to Financial Statements.

Palmer Square Ultra-Short Duration Investment Grade Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended December 31, 2019 (Unaudited)	For the Period August 1, 2018 through June 30, 2019*	For the Year Ended July 31, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$508,663	$1,325,131	$1,054,491
Net realized gain (loss) on investments, securities sold short and futures contracts	23,913	(47,267)	44,226
Net change in unrealized appreciation/depreciation on investments, securities sold short and futures contracts	(38,250)	171,761	(115,468)
Net increase in net assets resulting from operations	494,326	1,449,625	983,249

Distributions to Shareholders:
Distributions[1]	(523,271)	(1,407,644)
Total distributions to shareholders	(523,271)	(1,407,644)
From net investment income			(1,046,116)
Total distributions to shareholders			(1,046,116)

Capital Transactions:
Net proceeds from shares sold	8,864,280	18,229,548	68,825,983
Reinvestment of distributions	515,147	1,389,823	991,355
Cost of shares redeemed	(14,108,911)	(37,992,201)	(56,404,401)
Net increase (decrease) in net assets from capital transactions	(4,729,484)	(18,372,830)	13,412,937

Total increase (decrease) in net assets	(4,758,429)	(18,330,849)	13,350,070

Net Assets:
Beginning of period	47,786,749	66,117,598	52,767,528
End of period[2]	$43,028,320	$47,786,749	$66,117,598

Capital Share Transactions:
Shares sold	441,753	908,635	3,434,754
Shares reinvested	25,735	69,533	49,601
Shares redeemed	(701,849)	(1,897,543)	(2,816,214)

Net increase (decrease) in capital share transactions	(234,361)	(919,375)	668,141

*	Fiscal year end changed to June 30 effective August 1, 2018.

[1]	The SEC eliminated the requirement to disclose components of distributions paid to shareholders in 2018.

[2]	End of year net assets includes accumulated undistributed net investment income of $118,736 for the year ended July 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

See accompanying Notes to Financial Statements.

Palmer Square Ultra-Short Duration Investment Grade Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2019 (Unaudited)	For the Period August 1, 2018 through June 30, 2019**	For the Year Ended July 31, 2018	For the Period October 7, 2016* through July 31, 2017
Net asset value, beginning of period	$20.05	$20.02	$20.03	$20.00
Income from Investment Operations:
Net investment income[1]	0.23	0.46	0.35	0.23
Net realized and unrealized gain (loss)	(0.01)	0.06	(0.02)	0.01
Total from investment operations	0.22	0.52	0.33	0.24
Less Distributions:
From net investment income	(0.25)	(0.49)	(0.34)	(0.21)
Total distributions	(0.25)	(0.49)	(0.34)	(0.21)

Net asset value, end of period	$20.02	$20.05	$20.02	$20.03

Total return[2]	1.10%[4]	2.64%[4]	1.66%	1.18%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$43,028	$47,787	$66,118	$52,768

Ratio of expenses to average net assets (including commitment fees and interest on securities sold short):
Before fees waived and expenses absorbed[5]	0.84%[3]	0.79%[3]	0.84%	0.94%[3]
After fees waived and expenses absorbed[5]	0.50%[3]	0.51%[3]	0.51%	0.50%[3]

Ratio of net investment income to average net assets (including commitment fees and interest on securities sold short):
Before fees waived and expenses absorbed	1.95%[3]	2.23%[3]	1.44%	0.97%[3]
After fees waived and expenses absorbed	2.29%[3]	2.51%[3]	1.77%	1.41%[3]

Portfolio turnover rate	34%[4]	72%[4]	147%	118%[4]

*	Commencement of operations.
**	Fiscal year end changed to June 30 effective August 1, 2018.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Annualized.
[4]	Not annualized.
[5]	If commitment fees and interest on securities sold short had been excluded, the expense ratios would have been lowered by 0.00% for the six months ended December 31, 2019, 0.01% for the period ended June 30, 2019 and for the year ended July 31, 2018, and 0.00% for the period ended July 31, 2017.

See accompanying Notes to Financial Statements.

Palmer Square Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2019 (Unaudited)

Note 1 – Organization

Palmer Square Income Plus Fund (“Income Plus Fund”) and Palmer Square Ultra-Short Duration Investment Grade Fund (“Ultra-Short Duration Investment Grade Fund’’) (each a “Fund” and collectively the “Funds”) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Income Plus Fund’s primary investment objective is to seek income and capital appreciation. The Income Plus Fund commenced operations on February 28, 2014, prior to which its only activity was the receipt of a $2,500 investment from principals of the Income Plus Fund’s advisor and a $94,313,788 transfer of shares of the Income Plus Fund in exchange for the net assets of the Palmer Square Opportunistic Investment Grade Plus Trust (“Private Fund I”) and Palmer Square Investment Grade Plus Trust (“Private Fund II”), each a Delaware statutory trust (each a “Private Fund” collectively, the “Private Funds”). This exchange was nontaxable, whereby the Income Plus Fund issued 9,428,446 shares for the net assets of the Private Funds on February 28, 2014. Assets with a fair market value of $94,313,788 consisting of cash, interest receivable and securities of the Private Funds with a fair value of $92,629,439 (identified cost of investments transferred $91,621,375) were the primary assets received by the Income Plus Fund. For financial reporting purposes, assets received and shares issued by the Income Plus Fund were recorded at fair value; however, the cost basis of the investments received from the Private Funds was carried forward to align ongoing reporting of the Income Plus Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

The Ultra-Short Duration Investment Grade Fund’s primary investment objective is to seek income. A secondary objective is to seek capital appreciation. The Ultra-Short Duration Investment Grade Fund commenced investment operations on October 7, 2016.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Pricing services generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Palmer Square Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2019 (Unaudited)

(b) Bank Loans

The Funds may purchase participations in commercial loans. Such investments may be secured or unsecured. Loan participations typically represent direct participation, together with other parties, in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Funds may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing indebtedness and loan participations, the Funds assume the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The indebtedness and loan participations in which the Funds intend to invest may not be rated by any nationally recognized rating service.

Bank loans may be structured to include both term loans, which are generally fully funded at the time of investment and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Funds to supply additional cash to the borrower on demand, representing a potential financial obligation by the Funds in the future. The Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. Commitment fees are processed as a reduction in cost.

In addition, the Funds may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring the Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that the Funds are committed to advance additional funds, it will at all-times segregate or "earmark" liquid assets, in an amount sufficient to meet such commitments.

(c) Asset-Backed Securities

Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Funds invest. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Funds may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Palmer Square Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2019 (Unaudited)

(d) Mortgage-Backed Securities

The Funds may invest in mortgage-backed securities ("MBS"), representing direct or indirect interests in pools of underlying residential or commercial mortgage loans that are secured by real property. These securities provide investors with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid.

The timely payment of principal and interest (but not the market value) on MBS issued or guaranteed by Ginnie Mae (formally known as the Government National Mortgage Association or GNMA) is backed by Ginnie Mae and the full faith and credit of the US government. Obligations issued by Fannie Mae (formally known as the Federal National Mortgage Association or FNMA) and Freddie Mac (formally known as the Federal Home Loan Mortgage Corporation or FHLMC) are historically supported only by the credit of the issuer, but currently are guaranteed by the US government in connection with such agencies being placed temporarily into conservatorship by the US government. Some MBS are sponsored or issued by private entities. Payments of principal and interest (but not the market value) of such private MBS may be supported by pools of residential or commercial mortgage loans or other MBS that are guaranteed, directly or indirectly, by the US government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but may contain some form of non-government credit enhancement.

Collateralized mortgage obligations ("CMO") are a type of MBS. A CMO is a debt security that may be collateralized by whole mortgage loans or mortgage pass-through securities. The mortgage loans or mortgage pass-through securities are divided into classes or tranches with each class having its own characteristics. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.

The yield characteristics of MBS differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors. Generally, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Certain classes of CMOs and other MBS are structured in a manner that makes them extremely sensitive to changes in prepayment rates.

(e) Short Sales

Short sales are transactions under which the Funds sell a security they do not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that they may not always be able to close out a short position at a particular time or at an acceptable price.

Palmer Square Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2019 (Unaudited)

(f) Futures Contracts

The Funds may use interest rate, foreign currency, index and other futures contracts. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract originally was written. Although the value of an index might be a function of the value of certain specified securities, physical delivery of these securities is not always made.

A futures contract held by the Funds is valued daily at the official settlement price of the exchange on which it is traded. Each day the Funds pay or receive cash, called "variation margin", equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Funds but is instead a settlement between the Funds and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Funds will mark to market their open futures positions. The Funds also are required to deposit and to maintain margin with respect to put and call options on futures contracts written by them. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Funds. Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, the Funds realize a capital gain, or if it is more, the Funds realize a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Funds realize a capital gain, or if it is less, the Funds realize a capital loss. The transaction costs also must be included in these calculations.

(g) Swap Agreements and Swaptions

The Funds may enter into credit default swap agreements for investment purposes. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Funds. The Funds may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the Funds would generally receive an upfront payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. The notional value will be used to segregate liquid assets for selling protection on credit default swaps. If the Funds were a buyer and no credit event occurs, the Funds would recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value. The use of swap agreements by the Funds entail certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

Palmer Square Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2019 (Unaudited)

The Funds may also purchase credit default swap contracts in order to hedge against the risk of default of the debt of a particular issuer or basket of issuers, in which case the Funds would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to the Funds in the event of a default. The purchase of credit default swaps involves costs, which will reduce each Fund's return.

The Funds may enter into total return swap contracts for investment purposes. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market, including in cases in which there may be disadvantages associated with direct ownership of a particular security. In a typical total return equity swap, payments made by the Funds or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

An option on a swap agreement, or a “swaption,” is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. In return, the purchaser pays a “premium” to the seller of the contract. The seller of the contract receives the premium and bears the risk of unfavorable changes on the underlying swap. The Funds may write (sell) and purchase put and call swaptions. The Funds may also enter into swaptions on either an asset-based or liability-based basis, depending on whether the Funds are hedging its assets or its liabilities. The Funds may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The Funds may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique, to protect against an increase in the price of securities the Funds anticipate purchasing at a later date, or for any other purposes, such as for speculation to increase returns. Swaptions are generally subject to the same risks involved in the Funds’ use of options.

Depending on the terms of the particular option agreement, the Funds will generally incur a greater degree of risk when they write a swaption than they will incur when it purchases a swaption. When the Funds purchase a swaption, they risk losing only the amount of the premium they have paid should they decide to let the option expire unexercised. However, when the Funds write a swaption, upon exercise of the option the Funds will become obligated according to the terms of the underlying agreement.

Palmer Square Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2019 (Unaudited)

(h) Options Contracts

The Funds may write or purchase options contracts primarily to enhance each Fund’s returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from options premiums or to reduce overall portfolio risk. When the Funds write or purchases an option, an amount equal to the premium received or paid by the Funds are recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or a loss on investment transactions. The Funds, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(i) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(j) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open period October 7, 2016 (commencement of operations) through July 31, 2017, and as of and during the open year ended July 31, 2018, and as of and during the period ended August 1, 2018 through June 30, 2019, and as of and during the six months ended December 31, 2019, the Ultra-Short Duration Investment Grade Fund did not have a liability for any unrecognized tax benefits. As of and during the open years ended January 31, 2016-2019, and as of and during the period ended February 1, 2019 through June 30, 2019, and as of and during the six months ended December 31, 2019, the Income Plus Fund did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Palmer Square Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2019 (Unaudited)

(k) Distributions to Shareholders

The Funds will make distributions of net investment income quarterly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(l) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Palmer Square Capital Management LLC (the “Advisor”). Under the terms of the Agreement, the Income Plus Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.49% of its average daily net assets and the Ultra-Short Duration Investment Grade Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.25% of the its average daily net assets. Prior to November 1, 2019, the Income Plus Fund paid monthly investment advisory fee at the annual rate of 0.55% of the Fund’s average daily net assets. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Funds to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.75% and 0.50% of the Income Plus Fund and Ultra-Short Duration Investment Grade Fund average daily net assets, respectively. This agreement is in effect until October 31, 2020 and it may be terminated before that date only by the Trust’s Board of Trustees.

Palmer Square Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2019 (Unaudited)

For the six months ended December 31, 2019, the Advisor recovered its previously waived advisory fees totaling $75,683 for the Income Plus Fund, and waived advisory fees and other expenses totaling $75,534 for the Ultra-Short Duration Investment Grade Fund. The Funds’ advisor is permitted to seek reimbursement from the Funds, subject to certain limitations, of fees waived or payments made to the Funds for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Funds if the reimbursement will not cause the Funds’ annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The Advisor may recapture all or a portion of this amount no later than dates stated below:

Income Plus Fund
January 31, 2020	$64,021
January 31, 2021	191,584
January 31, 2022	142,783
June 30, 2022	12,105
Total	$410,493

Ultra-Short Duration Investment Grade Fund
July 31, 2020	$49,921
July 31, 2021	151,458
June 30, 2022	146,653
June 30, 2023	75,534
Total	$423,566

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended December 31, 2019, are reported on the Statement of Operations.

IMST Distributors, LLC (“Distributor”) serves as the Funds’ distributor. The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended December 31, 2019, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statement of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Funds and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended December 31, 2019, are reported on the Statement of Operations.

Palmer Square Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2019 (Unaudited)

Note 4 – Federal Income Taxes

At December 31, 2019, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

	Income Plus Fund	Ultra-Short Duration Investment Grade Fund
Cost of investments	$636,173,152	$42,787,344

Gross unrealized appreciation	$4,030,541	$104,411
Gross unrealized depreciation	(2,102,953)	(36,770)
Net unrealized appreciation on investments	$1,927,588	$67,641

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of June 30, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Income Plus Fund	Ultra-Short Duration Investment Grade Fund
Undistributed ordinary income	$229,755	$14,072
Undistributed long-term gains	-	-
Tax accumulated earnings	229,755	14,072

Accumulated capital and other losses	(19,452,687)	(105,030)
Unrealized appreciation/(depreciation) on investments and securities sold short	934,497	105,891
Total accumulated earnings/(deficit)	$(18,288,435)	$14,933

The tax character of distributions paid during each Fund’s respective fiscal period end were as follows:

	Income Plus Fund		Ultra-Short Duration Investment Grade Fund
Distribution paid from:	June 30, 2019	January 31, 2019	June 30, 2019	July 31, 2018
Ordinary income	$9,091,289	$14,532,481	$1,407,644	$1,046,116
Net long-term capital gains	-	-	-	-
Total distributions paid	$9,091,289	$14,532,481	$1,407,644	$1,046,116

Palmer Square Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2019 (Unaudited)

At June 30, 2019, the Funds had capital loss carryforwards, which reduce the Funds' taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

	Not Subject to Expiration:
	Short-Term	Long-Term	Total
Income Plus Fund	$5,686,827	$13,765,860	$19,452,687
Ultra-Short Duration Investment Grade Fund	61,994	43,036	105,030

Note 5 – Investment Transactions

For the six months ended December 31, 2019 for the Income Plus Fund, purchases and sales of investments, excluding short-term investments, futures contracts, and swap contracts were $307,363,363 and $277,758,652, respectively. Securities sold short and short securities covered were $32,870,416 and $10,361,213, respectively, for the same period.

For the six months ended December 31, 2019 for the Ultra-Short Duration Investment Grade Fund, purchases and sales of investments, excluding short-term investments, were $11,363,081 and $16,535,566, respectively.

Note 6 – Shareholder Servicing Plan

The Trust, on behalf of the Funds, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended December 31, 2019, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 7 – Redemption Fee

Effective April 3, 2017, the Income Plus Fund no longer charges redemption fees. Prior to April 3, 2017, the Income Plus Fund imposed a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase. Prior to August 5, 2016, the Income Plus Fund imposed a redemption fee of 2.00% of the total redemption amount within 180 days of purchase.

Note 8 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Palmer Square Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2019 (Unaudited)

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Palmer Square Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2019 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2019, in valuing the Funds’ assets carried at fair value:

Income Plus Fund	Level 1	Level 2	Level 3	Total
Assets
Investments
Bank Loans	$-	$58,649,286	$-	$58,649,286
Bonds
Asset-Backed Securities	-	287,822,642	2,742,500	290,565,142
Commercial Mortgage-Backed Securities	-	40,591,833	-	40,591,833
Corporate*	-	160,734,804	-	160,734,804
U.S. Government	-	19,233,849	-	19,233,849
Commercial Paper	-	86,157,790	-	86,157,790
Short-Term Investments	4,379,202	-	-	4,379,202
Total Investments	$4,379,202	$653,190,204	$2,742,500	$660,311,906

Liabilites
Securities Sold Short
Bonds
U.S. Government	$-	$22,211,166	$-	$22,211,166
Total Securities Sold Short	$-	$22,211,166	$-	$22,211,166

Ultra-Short Duration Investment Grade Fund	Level 1	Level 2	Level 3		Total
Investments
Bonds
Asset-Backed Securities	$-	$15,683,868	$-		$15,683,868
Commercial Mortgage-Backed Securities	-	1,429,911	-		1,429,911
Corporate*	-	13,134,225	-		13,134,225
Residential Mortgage-Backed Securities	-	1,985,199	-		1,985,199
U.S. Government	-	2,790,183	-		2,790,183
Commercial Paper	-	7,735,608	-		7,735,608
Short-Term Investments	95,991	-	-		95,991
Total Investments	$95,991	$42,758,994	$-	_	$42,854,985

*	All corporate bonds held in each Fund are Level 2 securities. For a detailed break-out by major sector classification, please refer to the Schedule of Investments for each Fund respectively.

Palmer Square Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2019 (Unaudited)

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

	Income Plus Fund	Ultra-Short Duration Investment Grade Fund
Balance as of June 30, 2019	$8,087,610	$700,871
Transfers into Level 3 during the period	-	-
Transfers out of Level 3 during the period	(4,906,335)	(405,095)
Total realized gain/(loss)	(8)	-
Total unrealized appreciation/(depreciation)	(1,209)	8
Net purchases	2,742,500	-
Net sales	(3,180,058)	(295,785)
Principal paydown	-	1
Amortization	-	-
Balance as of December 31, 2019	$2,742,500	$-

As of the six months ended December 31, 2019, these investments were valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Funds’ net assets and therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

Note 10 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Income Plus Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Income Plus Fund’s financial position, performance and cash flows.

The effects of derivative instruments on the Statement of Operations for the six months ended December 31, 2019 are as follows:

	Derivatives not designated as hedging instruments
	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives
Purchased options contracts	$-	$(38,330)	$-	$-	$(38,330)
	$-	$(38,330)	$-	$-	$(38,330)

There were no effects of derivative instruments on unrealized appreciation/depreciation.

The notional amount and the number of contracts are included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of December 31, 2019 are as follows:

Derivatives not designated as hedging instruments
Purchased options contracts	Equity contracts	Notional amount	$3,424,667

Palmer Square Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2019 (Unaudited)

Note 11 - Disclosures about Offsetting Assets and Liabilities

Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with International Swaps and Derivatives Association Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Funds and each of its counterparties. These agreements allow the Funds and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Funds’ custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to each Fund from its counterparties are not fully collateralized contractually or otherwise, each Fund bears the risk of loss from counterparty non-performance.

The Funds did not hold any swap contracts as of December 31, 2019.

Note 12 – Line of Credit

The Funds together with other funds managed by the Advisor (together “Palmer Square Funds”) have entered into a Senior Secured Revolving Credit Facility (“Facility”) of $25,000,000 with UMB Bank, n.a. Each Fund is permitted to borrow up to the lesser of the available credit line amount or an amount up to 20% of the adjusted net assets of each Fund. The purpose of the Facility is to finance temporarily the repurchase or redemption of shares of each fund. Borrowings under this agreement bear interest at the one-month London Interbank Offered Rate (LIBOR) plus 1.75%. As compensation for holding the lending commitment available, the Palmer Square Funds are charged a commitment fee on the average daily unused balance of the Facility at the rate of 0.20% per annum. The commitment fees for the six months ended December 31, 2019 are disclosed in the Statement of Operations. The Funds did not borrow under the line of credit agreement during the six months ended December 31, 2019.

Note 13 – Events Subsequent to Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated each Fund’s related events and transactions that occurred through the date of issuance of each Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in each Fund’s financial statements.

Palmer Square Funds
EXPENSE EXAMPLES
For the Six Months Ended December 31, 2019 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2019 to December 31, 2019.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Income Plus Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	7/1/19	12/31/19	7/1/19 – 12/31/19
Actual Performance	$1,000.00	$1,018.50	$4.00
Hypothetical (5% annual return before expenses)	1,000.00	1,021.17	4.01

*	Expenses are equal to the Fund’s annualized expense ratio of 0.79%, multiplied by the average account values over the period, multiplied by 184/366 (to reflect the six month period). The expense ratio reflects an expense recoupment. Assumes all dividends and distributions were reinvested.

Palmer Square Funds
EXPENSE EXAMPLES - Continued
For the Six Months Ended December 31, 2019 (Unaudited)

Ultra-Short Duration Investment Grade Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	7/1/19	12/31/19	7/1/19 – 12/31/19
Actual Performance	$1,000.00	$1,011.00	$2.55
Hypothetical (5% annual return before expenses)	1,000.00	1,022.61	2.56

*	Expenses are equal to the Fund’s annualized expense ratio of 0.50%, multiplied by the average account values over the period, multiplied by 184/366 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

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Palmer Square Funds
Each a series of Investment Managers Series Trust

Investment Advisor
Palmer Square Capital Management LLC
1900 Shawnee Mission Parkway, Suite 315
Mission Woods, Kansas 66205

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 East Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Palmer Square Income Plus Fund	PSYPX	46141P 388
Palmer Square Ultra-Short Duration Investment Grade Fund	PSDSX	46141Q 816

Privacy Principles of the Palmer Square Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Palmer Square Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (866) 933-9033, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Funds at (866) 933-9033 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov or by calling the Funds at (866) 933-9033. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (866) 933-9033.

Palmer Square Funds
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (866) 933-9033

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	3/09/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	3/09/2020

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	3/09/2020